UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22436

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

175 Federal Street, Suite #875
Boston, MA 02110
(Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman
175 Federal Street, Suite #875
Boston, MA 02110
(Name and address of agent for service)

(617) 917-2605
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2020

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

Annual Report

June 30, 2020

ERShares Global Fund
ERShares US Small Cap Fund
ERShares US Large Cap Fund

Each a series of EntrepreneurSharesTM Series Trust
c/o UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on https://www.entrepreneurshares.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by visiting https://www.entrepreneurshares.com or by calling 877-271-8811.  If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling 877-271-8811 or, if you own your shares through a financial intermediary, by contacting your financial intermediary.  Your election to receive reports in paper will apply to all of the Funds in the EntrepreneurShares fund family.

EntrepreneurShares Series Trust
(Unaudited)

July 28, 2020

Dear Shareholders:

We are enclosing the report for results covering the fiscal year July 1, 2019 through June 30, 20201. We note that our performance is not symmetrical or consistent through the year with quarters in the past couple of years varying considerably from period to period. We note that the interpretation of results is best measured over an extended period, especially as measured against a consistent benchmark.

The objective of this letter is to provide our shareholders an informative review of our Funds’ performance, present comparison of each Fund’s performance vs. appropriate benchmarks, and discuss each Fund’s top performing sector. Our Funds include three mutual funds; ERShares Global Fund, ERShares US Small Cap Fund and ERShares US Large Cap Fund. The Trust also includes two exchange traded funds; these are covered in their own Annual Report separately. Overall, all funds have positive annual returns, despite the unusual market conditions brought by COVID-19.

Several key factors need to be addressed. First, our models work best during periods of market appreciation and low volatility. Our historical above average Up-Capture suggests that when markets rise, our Entrepreneurial stocks tend to rise faster. The corollary also tends to hold true: our above average Down-Capture suggests that during periods of market decline our Entrepreneurial stocks tend to fall faster than peer benchmarks. The period July 1, 2019 through June 30, 2020 included periods with extreme movements in both directions. Our Funds performed as expected during these periods. If our Funds were evaluated during a calendar year, investors would have an entirely different interpretation of results.

An important distinguishing characteristic of our strategy is that many of our alpha-generating Entrepreneurial stocks tend to fall in the Growth and High Beta classification. This includes a handful of sectors with most stocks residing within the Information Technology, Consumer Discretionary, Communication Services and Health Care sectors. When equity markets favor these sectors or Growth and High Beta stocks, our Entrepreneur portfolios tend to out-perform the markets over that time period.

ERShares Global Fund

ERShares Global Fund (“ENTIX”) is one of the three mutual funds. ENTIX is benchmarked against the MSCI The World Index (Net)2. During the last fiscal year, ENTIX performed 9.80% vs. 2.84%, respectively.

The ERShares Global Fund top performing sectors for the period were Health Care, Technology, and Communication Services. The Fund’s performance vs. the benchmark for the period was 54.26% vs. 15.26%, 33.29% vs. 32.72%, and 21.38% vs. 7.60%, respectively. The ERShares Global Fund’s worst performing sectors were Energy, Consumer Staples, and Financials. The Fund’s performance vs the benchmark for the period was: -61.31% vs -35.60%, -21.21% vs 1.38%, and -10.28% vs -15.37%, respectively.

ERShares US Small Cap Fund

ERShares US Small Cap Fund (“IMPAX”) is one of the three mutual funds. IMPAX is benchmarked against the S&P SmallCap 600 Index. During the last fiscal year, IMPAX performed 0.86% vs. -11.29%, respectively.

The ERShares US Small Cap Fund top performing sectors for the period were Technology, Health Care, and Industrials. The Fund’s performance vs. the benchmark for the period was; 40.18% vs. 1.89%, 13.79% vs. 0.31%, and 2.85% vs. -11.29%, respectively. The ERShares US Small Cap Fund’s worst performing sectors for the period were Energy, Consumer Discretionary, and Financials. The Fund’s performance vs. the benchmark for the period was; -89.88% vs. -59.93%, -12.05% vs. -4.98%, and -12.02% vs. -23.87%, respectively.
________________

[1]
Performance based off the end of day price from Friday June 28, 2019 to Monday June 30, 2020. This period reflects  the last closing price prior to July 1, 2019 (June 29, 2019 and June 30, 2019 were not trading days) and the closing price on June 30, 2020. Thus, the performance is representative of the last fiscal year.

Performance Source: Bloomberg and Fund Administration records
[2]
Reflects no deduction for fees, expenses or taxes. MSCI publishes two versions of this index reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. The Fund believes that the net dividends version better reflects the returns U.S. investors might expect were they to invest directly in the component securities of the index.

EntrepreneurShares Series Trust
(Unaudited)

ERShares US Large Cap Fund

ERShares US Large Cap Fund (“IMPLX”) is one of the three mutual funds. IMPLX is benchmarked against the S&P 500 Total Return Index. During the last fiscal year, IMPLX performed 18.50% vs. 7.51%, respectively.

The ERShares US Large Cap Fund top performing sectors for the period were Consumer Discretionary, Health Care, and Technology. The Fund’s performance vs. the benchmark for the period was; 42.64% vs. 12.57%, 38.23% vs. 10.89%, and 34.59% vs. 35.94%, respectively. The ERShares US Large Cap Fund’s worst performing sectors for the period were Energy, Materials, and Industrials. The Fund’s performance vs. the benchmark for the period was; -62.30% vs. -36.09%, -2.25% vs. -1.13%, and 0.93% vs. -9.71%, respectively.

In this past fiscal year, we note that our relative performance is not consistent across strategies. We do not see this divergence as a reflection of our Entrepreneur strategy, but rather, individual stock performance during a specific time period. We had relatively strong performance as measured against our benchmark in Global, US Small Cap, and US Large Cap. We note that when our Fund performance is viewed on a calendar year basis or over an extended time period, different interpretations would follow. We continue to provide evidence that our Entrepreneur Model works over an extended period and extend our gratitude to all of our shareholders for continued support. We look forward to sharing more updates with you in the future.

Sincerely,

Joel Shulman Ph.D., CFA
Founder and Chief Investment Officer

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-271-8811 or visiting www.ershares.com.

Investors should consider carefully the investment objectives, risks, and charges and expenses before investing. For a full prospectus which contains this and other information about the Funds offered by EntrepreneurShares, call 1-877-271-8811. Please read the full prospectus carefully before investing. The Mutual Funds are distributed by Foreside Fund Services, LLC.

The ERShares Global Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The ERShares US Small Cap Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The ERShares US Large Cap Fund is exposed to common stock risk. Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions. Additional risks are detailed in the prospectus.

The MSCI The World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The S&P 500 Total Return Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Returns assume the reinvestments of all dividends. The Russell 2000 Total Return Index is a subset of the Russell 3000® Total Return Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Up-Capture ratio is the statistical measure of an investment manager's performance in up-markets. The Down Capture ratio is the statistical measure of an investment manager's performance in down-markets.

One cannot invest directly in an index.

Diversification does not guarantee a profit or assure against a loss.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

ERShares Global Fund

PERFORMANCE HIGHLIGHTS (Unaudited)

ERShares Global Fund Institutional Class vs. MSCI The World Index
Value of $10,000 Investment

This chart assumes an initial gross investment of $10,000 made in the Institutional Class on November 11, 2010 (commencement of operations of the Fund).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Total returns would have been lower/higher had the expenses not been waived or absorbed/recovered by Seaport Global Advisors, LLC. The fund’s total gross and net operational expenses, including underlying funds, were 1.57% per the November 1, 2019 prospectus.

MSCI The World Index – A free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed markets.  Returns assume the reinvestments of all dividends. Investors cannot invest directly in an index.

Total Annualized Returns for the year or period ended June 30, 2020

			Since
			Inception
	1-Year	5-Year	(11/11/10)
ERShares Global Fund – Institutional Class	9.80%	9.70%	9.08%
MSCI The World Index	2.84%	6.90%	8.22%

ERShares US Small Cap Fund

PERFORMANCE HIGHLIGHTS (Unaudited)

ERShares US Small Cap Fund Institutional Class vs. Russell 2000 Total Return Index vs. S&P SmallCap 600 Index
Value of $10,000 Investment

This chart assumes an initial gross investment of $10,000 made in the Institutional Class on December 17, 2013 (commencement of operations of the Fund).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Total returns would have been lower had Capital Impact Advisors, LLC not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross and net operational expenses, including underlying funds, were 0.90% and 0.86%, respectfully, per the November 1, 2019 prospectus.

Effective June 30, 2019 the S&P SmallCap 600 Index was made the primary benchmark and the Russell 2000 Total Return Index was made a supplemental benchmark of the Fund.

S&P SmallCap 600 Index – An index that covers roughly the small-cap range of US stocks, using a capitalization-weighted index. Investors cannot invest directly in an index.

Russell 2000 Total Return Index – A subset of the Russell 3000® Total Return Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index.

Returns assume the reinvestments of all dividends.

Total Annualized Returns for the year or period ended June 30, 2020

			Since
			Inception
	1-Year	5-Year	(12/17/13)
ERShares US Small Cap Fund – Institutional Class	0.86%	10.00%	9.84%
Russell 2000 Total Return Index	(6.63)%	4.29%	5.41%
S&P SmallCap 600 Index	(11.29)%	4.48%	5.51%

ERShares US Large Cap Fund

PERFORMANCE HIGHLIGHTS (Unaudited)

ERShares US Large Cap Fund Institutional Class vs. S&P 500 Total Return Index
Value of $10,000 Investment

This chart assumes an initial gross investment of $10,000 made in the Institutional Class on June 30, 2014 (commencement of operations of the Fund).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Total returns would have been lower had Capital Impact Advisors, LLC not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross and net operational expenses, including underlying funds, were 0.80% and 0.76%, respectfully, per the November 1, 2019 prospectus.

S&P 500 Total Return Index – Includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Returns assume the reinvestments of all dividends. Investors cannot invest directly in an index.

Total Annualized Returns for the year or period ended June 30, 2020

			Since
			Inception
	1-Year	5-Year	(6/30/14)
ERShares US Large Cap Fund – Institutional Class	18.50%	13.91%	12.86%
S&P 500 Total Return Index	7.51%	10.73%	10.17%

ERShares Global Fund

SECTOR ALLOCATION(1)
June 30, 2020 (Unaudited)

As a Percentage of Total Investments

TOP TEN EQUITY HOLDINGS(1)(2)
as of June 30, 2020 (Unaudited)

Issuer	% of Net Assets
Amazon.com, Inc.	3.84%
Sino Biopharmaceutical Ltd.	3.27%
Alphabet, Inc. – Class A	3.23%
Genmab A/S	3.14%
Spotify Technology S.A.	3.03%
NVIDIA Corp.	2.94%
Facebook, Inc. – Class A	2.79%
SS&C Technologies Holdings, Inc.	2.67%
ResMed, Inc.	2.50%
Veeva Systems, Inc. – Class A	2.50%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

ERShares US Small Cap Fund

SECTOR ALLOCATION(1)
June 30, 2020 (Unaudited)

As a Percentage of Total Investments

TOP TEN EQUITY HOLDINGS(1)(2)
as of June 30, 2020 (Unaudited)

Issuer	% of Net Assets
Arrowhead Pharmaceuticals, Inc.	2.39%
WisdomTree Investments, Inc.	1.85%
Corcept Therapeutics, Inc.	1.82%
MongoDB, Inc.	1.80%
Super Micro Computer, Inc.	1.75%
Vicor Corp.	1.73%
Skechers U.S.A., Inc. – Class A	1.71%
Madrigal Pharmaceuticals, Inc.	1.68%
LendingTree, Inc.	1.68%
Insperity, Inc.	1.67%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

ERShares US Large Cap Fund

SECTOR ALLOCATION(1)
June 30, 2020 (Unaudited)

As a Percentage of Total Investments

TOP TEN EQUITY HOLDINGS(1)(2)
as of June 30, 2020 (Unaudited)

Issuer	% of Net Assets
Alphabet, Inc. – Class A	7.45%
Amazon.com, Inc.	7.07%
Facebook, Inc. – Class A	5.23%
Netflix, Inc.	3.72%
Arrowhead Pharmaceuticals, Inc.	2.50%
Masimo Corp.	2.39%
VeriSign, Inc.	2.22%
Microsoft Corp.	2.16%
SS&C Technologies Holdings, Inc.	2.12%
ResMed, Inc.	2.05%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

EntrepreneurShares Series Trust

EXPENSE EXAMPLE
June 30, 2020 (Unaudited)

As a shareholder of ERShares Global Fund, the ERShares US Small Cap Fund, or the ERShares US Large Cap Fund (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees on shares held less than 5 business days and exchange fees; and (2) ongoing costs, including management fees and other specific expenses for the Funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expense comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during the period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help determine the relevant total cost of owning different funds. In addition, if these transactional costs were included, shareholder costs would be higher.

ERShares Global Fund

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	January 1, 2020 –
	January 1, 2020	June 30, 2020	June 30, 2020
Institutional Class – Actual(2)	$1,000.00	$1,023.70	$7.60
Institutional Class – Hypothetical
(5% annual return before expenses)	1,000.00	1,017.40	7.57

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.51%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(2)	Based on actual returns for the six-month period ended June 30, 2020 of 2.37%.

ERShares US Small Cap Fund

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	January 1, 2020 –
	January 1, 2020	June 30, 2020	June 30, 2020
Institutional Class – Actual(2)	$1,000.00	$1,005.90	$4.24
Institutional Class – Hypothetical
(5% annual return before expenses)	1,000.00	1,020.70	4.27

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(2)	Based on actual returns for the six-month period ended June 30, 2020 of 0.59%.

EntrepreneurShares Series Trust

EXPENSE EXAMPLE (Continued)
June 30, 2020 (Unaudited)

ERShares US Large Cap Fund

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	January 1, 2020 –
	January 1, 2020	June 30, 2020	June 30, 2020
Institutional Class – Actual(2)	$1,000.00	$1,106.00	$3.93
Institutional Class – Hypothetical
(5% return before expenses)	1,000.00	1,021.20	3.77

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(2)	Based on actual returns for the six-month period ended June 30, 2020 of 10.60%.

ERShares Global Fund

SCHEDULE OF INVESTMENTS
June 30, 2020

Shares		Value
	COMMON STOCKS – 96.8%
	Asset Management – 2.6%
2,114	BlackRock, Inc.	$1,150,206
7,500	Noah Holdings Ltd*,[1]	191,025
		1,341,231
	Automotive – 2.1%
1,000	Tesla, Inc.*	1,079,810
	Biotechnology & Pharmaceutical – 12.0%
4,892	Ascendis Pharma A/S ADR*,[1]	723,527
4,804	Genmab A/S*,[1]	1,607,973
6,795	Jazz Pharmaceuticals PLC*	749,760
5,000	Livongo Health, Inc.*	375,950
1,587	Regeneron Pharmaceuticals, Inc.*	989,732
889,622	Sino Biopharmaceutical Ltd.[1]	1,675,825
		6,122,767
	Commercial Services – 2.2%
2,000	Cimpress PLC*,[1]	152,680
3,666	Cintas Corp.	976,476
		1,129,156
	Consumer Products – 0.1%
900	Inter Parfums, Inc.	43,335
	Containers & Packaging – 1.8%
999,079	Nine Dragons Paper Holdings Ltd.[1]	903,625
	Distributors – Discretionary – 1.2%
7,243	Copart, Inc.*	603,125
	Electrical Equipment – 1.8%
15,281	Cognex Corp.	912,581
	Engineering & Construction Services – 1.6%
51,915	HomeServe PLC[1]	839,518
	Hardware – 3.9%
3,000	Apple, Inc.	1,094,400
7,609	Roku, Inc.*	886,677
		1,981,077
	Institutional Financial Services – 1.0%
5,675	Intercontinental Exchange, Inc.	519,830
	Insurance – 0.7%
2,500	Enstar Group, Ltd.*,[1]	381,925
	Iron & Steel – 0.4%
8,200	Steel Dynamics, Inc.	213,938
	Leisure Products – 0.7%
20,000	Spin Master Corp.*,[1],[2]	361,373

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2020

Shares		Value
	COMMON STOCKS (Continued)
	Media – 19.2%
1,165	Alphabet, Inc. – Class A*	$1,652,028
6,295	Facebook, Inc. – Class A*	1,429,405
46,334	GMO internet, Inc.[1]	1,277,484
1,971	Netflix, Inc.*	896,884
26,824	SEEK Ltd.[1]	405,201
6,020	Spotify Technology S.A.*	1,554,304
17,752	Tencent Holdings Ltd.[1]	1,142,010
4,454	VeriSign, Inc.*	921,221
10,000	Zillow Group, Inc. – Class A*	574,800
		9,853,337
	Medical Equipment & Devices – 4.6%
4,776	Masimo Corp.*	1,088,880
6,673	ResMed, Inc.	1,281,216
		2,370,096
	Recreation Facilities & Services – 0.5%
35,000	Flight Centre Travel Group Ltd[1]	268,581
	Retail – Consumer Staples – 1.5%
25,373	Alimentation Couche-Tard, Inc. – Class B1	789,770
	Retail – Discretionary – 7.6%
2,150	Alibaba Group Holding Ltd. – ADR*[1]	463,755
713	Amazon.com, Inc.*	1,967,039
797	MercadoLibre, Inc.*,[1],[3]	785,659
79,016	Rakuten, Inc.[1]	693,745
		3,910,198
	Semiconductors – 5.0%
9,859	Microchip Technology, Inc.[3]	1,038,251
3,958	NVIDIA Corp.	1,503,684
		2,541,935
	Software – 18.5%
5,000	Bill.com Holdings, Inc.*	451,050
7,931	Check Point Software Technologies Ltd.*,[1]	852,027
10,000	Cloudflare, Inc.*	359,500
922	Constellation Software, Inc.[1]	1,041,047
5,000	Crowdstrike Holdings, Inc. – Class A*	501,450
5,000	Datadog, Inc.*	434,750
5,300	Microsoft Corp.	1,078,603
1,554	NetEase, Inc. – ADR[1]	667,257
24,200	SS&C Technologies Holdings, Inc.	1,366,816
148,303	Technology One Ltd.[1]	899,581
5,457	Veeva Systems, Inc. – Class A*	1,279,230
5,000	Zscaler, Inc.*	547,500
		9,478,811

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2020

Shares		Value
	COMMON STOCKS (Continued)
	Specialty Finance – 4.6%
55,000	Burford Capital Ltd.[1]	$316,914
6,500	Capital One Financial Corp.	406,835
5,800	Euronet Worldwide, Inc.*	555,756
3,993	FleetCor Technologies, Inc.*	1,004,359
10,000	Tricon Capital Group, Inc.[1]	67,398
		2,351,262
	Technology Services – 2.2%
4,350	Teleperformance[1]	1,103,994
	Transportation & Logistics – 1.0%
3,465	FedEx Corp.	485,862
	TOTAL COMMON STOCKS (Cost $37,230,540)	49,587,137

	SHORT-TERM INVESTMENTS – 5.5%
270,548	BlackRock Liquidity Funds FedFund Portfolio – Institutional Class, 0.100%[4,5]	270,548
3,228	Fidelity Investments Money Market Government Portfolio – Class I, 0.060%[4,5]	3,228
1,669,030	Fidelity Investments Money Market Treasury Only Portfolio – Class I, 0.046%[5]	1,669,030
2,461	Invesco Short-Term Investments Trust Government & Agency Portfolio –
	Institutional Class, 0.090%[4,5]	2,461
858,533	JPMorgan U.S. Government Money Market Fund – Capital Class, 0.100%[4,5]	858,533
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,803,800)	2,803,800

	Total Investments – 102.3% (Cost $40,034,340)	52,390,937
	Liabilities in Excess of Other Assets – (2.3)%	(1,157,099)
	TOTAL NET ASSETS – 100.0%	$51,233,838

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
PLC – Public Limited Company
*	Non-income producing security.
[1]	Global Security, as classified by the Fund’s Investment Advisor, in accordance to the definition in the Fund’s prospectus.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $361,373 which represents 0.7% of Net Assets.

[3]	All or a portion of shares are on loan. Total loaned securities had a value of $1,136,302. See Note 2.
[4]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $1,134,770. See Note 2.
[5]	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2020 (Unaudited)

Percent of Net
Country of Risk	Assets
United States	68.0%
Hong Kong	5.1%
China	4.8%
Denmark	4.6%
Canada	4.3%
Japan	3.9%
Australia	3.0%
United Kingdom	2.2%
France	2.2%
Israel	1.7%
Argentina	1.5%
Bermuda	0.7%
Ireland	0.3%
102.3%

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS
June 30, 2020

Shares		Value
	COMMON STOCKS – 98.0%
	Apparel & Textile Products – 1.7%
89,253	Skechers U.S.A., Inc. – Class A*,[1]	$2,800,759
	Asset Management – 3.1%
30,270	Cohen & Steers, Inc.	2,059,874
875,001	WisdomTree Investments, Inc.[1]	3,036,253
		5,096,127
	Automotive – 1.3%
2,000	Tesla, Inc.*,[1]	2,159,620
	Banking – 3.1%
185,225	Live Oak Bancshares, Inc.	2,687,615
27,994	Pinnacle Financial Partners, Inc.	1,175,468
27,585	Preferred Bank	1,182,017
		5,045,100
	Biotechnology & Pharmaceutical – 18.7%
37,196	Allogene Therapeutics, Inc.*,[1]	1,592,733
90,685	Arrowhead Pharmaceuticals, Inc.*,[1]	3,916,685
203,133	Catalyst Pharmaceuticals, Inc.*,[1]	938,474
177,300	Corcept Therapeutics, Inc.*,[1]	2,982,186
35,815	Eagle Pharmaceuticals, Inc.*,[1]	1,718,404
26,362	Global Blood Therapeutics, Inc.*,[1]	1,664,233
32,943	Guardant Health, Inc.*,[1]	2,672,666
34,463	Ionis Pharmaceuticals, Inc.*,[1]	2,031,938
62,331	Kura Oncology, Inc.*,[1]	1,015,995
13,500	Livongo Health, Inc.*,[1]	1,015,065
24,351	Madrigal Pharmaceuticals, Inc.*,[1]	2,757,751
22,106	Neurocrine Biosciences, Inc.*,[1]	2,696,932
1,500	Regeneron Pharmaceuticals, Inc.*	935,475
83,632	Supernus Pharmaceuticals, Inc.*,[1]	1,986,260
30,582	Ultragenyx Pharmaceutical, Inc.*,[1]	2,392,124
3,026	United Therapeutics Corp.*	366,146
		30,683,067
	Commercial Services – 4.1%
17,026	Avalara, Inc.*,[1]	2,265,990
3,511	Cintas Corp.	935,190
42,216	Insperity, Inc.[1]	2,732,642
13,917	National Research Corp.	810,109
		6,743,931
	Consumer Products – 2.7%
1,700	Inter Parfums, Inc[1]	81,855
18,222	J&J Snack Foods Corp.	2,316,563
34,100	National Beverage Corp.*,[1]	2,080,782
		4,479,200

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2020

Shares		Value
	COMMON STOCKS (Continued)
	Distributors – Discretionary – 1.3%
24,729	Copart, Inc.*	$2,059,184
	Gaming, Lodging & Restaurants – 1.6%
117,100	Cheesecake Factory, Inc.[1]	2,683,932
	Hardware – 4.5%
1,500	Apple, Inc.	547,200
100,761	Super Micro Computer, Inc.*,[1]	2,860,605
6,516	Ubiquiti, Inc.	1,137,433
39,282	Vicor Corp.*	2,826,340
		7,371,578
	Health Care Facilities & Services – 1.5%
17,698	Medpace Holdings, Inc.*,[1]	1,646,268
4,500	Teladoc Health, Inc.*,[1]	858,780
		2,505,048
	Iron & Steel – 0.2%
14,151	Steel Dynamics, Inc.	369,200
	Media – 10.4%
700	Alphabet, Inc. – Class A*	992,635
91,464	Cargurus, Inc.*	2,318,612
2,000	Facebook, Inc. – Class A*,[1]	454,140
46,764	HealthStream, Inc.*	1,034,887
1,300	Netflix, Inc.*,[1]	591,552
2,500	Shopify, Inc.*	2,373,000
44,980	Shutterstock, Inc.	1,572,951
5,562	Trade Desk, Inc. – Class A*	2,260,953
111,532	TripAdvisor, Inc.	2,120,223
106,551	Yelp, Inc.*	2,464,525
15,000	Zillow Group, Inc. – Class A*	862,200
		17,045,678
	Medical Equipment & Devices – 6.9%
12,000	Danaher Corp.	2,121,960
3,000	Intuitive Surgical, Inc.*,[1]	1,709,490
65,173	LeMaitre Vascular, Inc.	1,720,567
8,407	Masimo Corp.*	1,916,712
31,915	Merit Medical Systems, Inc.*,[1]	1,456,920
8,873	Penumbra, Inc.*,[1]	1,586,670
31,734	Zynex, Inc.*,[1]	789,224
		11,301,543
	Metals & Mining – 1.4%
45,433	Encore Wire Corp.	2,218,039

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2020

Shares		Value
	COMMON STOCKS (Continued)
	Oil, Gas & Coal – 0.2%
11,903	Continental Resources, Inc.[1]	$208,659
5,911	Geopark Ltd.[1]	57,869
		266,528
	Real Estate – 2.3%
156,274	GEO Group, Inc. – REIT[1]	1,848,721
99,957	Medical Properties Trust, Inc. – REIT	1,879,192
		3,727,913
	Renewable Energy – 1.0%
58,692	Ameresco, Inc. – Class A*,[1]	1,630,464
	Retail – Discretionary – 2.9%
175	Amazon.com, Inc.*	482,794
108,515	Stitch Fix, Inc. – Class A*,[1]	2,706,364
7,581	Wayfair, Inc.*,[1]	1,498,081
		4,687,239
	Semiconductors – 3.1%
62,016	Impinj, Inc.*	1,703,579
5,182	Monolithic Power Systems, Inc.	1,228,134
5,500	NVIDIA Corp.	2,089,505
		5,021,218
	Software – 15.4%
6,125	Alteryx, Inc.*,[1]	1,006,215
6,658	Appfolio, Inc. – Class A*	1,083,323
14,500	Bill.com Holdings, Inc.*,[1]	1,308,045
100,888	Box, Inc.*	2,094,435
28,500	Cloudflare, Inc.*,[1]	1,024,575
11,000	Crowdstrike Holdings, Inc. – Class A*,[1]	1,103,190
13,500	Datadog, Inc.*	1,173,825
15,000	Fortinet, Inc.*	2,059,050
2,500	Microsoft Corp.	508,775
13,042	MongoDB, Inc.*,[1]	2,951,926
10,000	Okta, Inc.*,[1]	2,002,300
33,938	Omnicell, Inc.*,[1]	2,396,702
1,808	Paycom Software, Inc.*	559,992
24,224	SS&C Technologies Holdings, Inc.	1,368,171
5,200	Synopsys, Inc.*	1,014,000
11,500	Twilio, Inc. – Class A*,[1]	2,523,330
9,750	Zscaler, Inc.*,[1]	1,067,625
		25,245,479
	Specialty Finance – 5.5%
14,812	Euronet Worldwide, Inc.*	1,419,286
46,843	Green Dot Corp. – Class A*,[1]	2,299,054

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2020

Shares		Value
	COMMON STOCKS (Continued)
	Specialty Finance (Continued)
9,486	LendingTree, Inc.*,[1]	$2,746,482
25,000	Square, Inc. – Class A*	2,623,500
		9,088,322
	Technology Services – 1.0%
4,859	EPAM Systems, Inc.*	1,224,517
10,700	TTEC Holdings, Inc.	498,192
		1,722,709
	Telecommunications – 1.5%
8,500	RingCentral, Inc. – Class A*	2,422,585
	Transportation & Logistics – 1.1%
12,486	FedEx Corp.	1,750,787
	Waste & Environment Services & Equipment – 1.5%
41,966	Clean Harbors, Inc.*	2,517,121
	TOTAL COMMON STOCKS (Cost $137,332,045)	160,642,371

	SHORT-TERM INVESTMENTS – 25.2%
8,888,881	BlackRock Liquidity Funds FedFund Portfolio – Institutional Class, 0.100%[2,3]	8,888,881
106,021	Fidelity Investments Money Market Government Portfolio – Class I, 0.060%[2,3]	106,021
3,986,989	Fidelity Investments Money Market Treasury Only Portfolio – Class I, 0.046%[3]	3,986,989
80,872	Invesco Short-Term Investments Trust Government & Agency Portfolio –
	Institutional Class, 0.090%[2,3]	80,872
28,207,126	JPMorgan U.S. Government Money Market Fund – Capital Class, 0.100%[2,3]	28,207,126
	TOTAL SHORT-TERM INVESTMENTS (Cost $41,269,889)	41,269,889

	Total Investments – 123.2% (Cost $178,601,934)	201,912,260
	Liabilities in Excess of Other Assets – (23.2)%	(38,084,415)
	TOTAL NET ASSETS – 100.0%	$163,827,845

Percentages are stated as a percent of net assets.
REIT – Real Estate Investment Trusts
*	Non-income producing security.
[1]
All or a portion of shares are on loan. Total loaned securities had a value of $36,970,751 which included loaned securities with a value of $545,787 that have been sold and are pending settlement as of June 30, 2020. The total market value of loaned securities excluding the pending sale is $36,424,964. See Note 2.

[2]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $37,282,900. See Note 2.
[3]	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

SCHEDULE OF INVESTMENTS
June 30, 2020

Shares		Value
	COMMON STOCKS – 92.5%
	Apparel & Textile Products – 0.1%
6,500	Skechers U.S.A., Inc. – Class A*	$203,970
	Asset Management – 2.2%
5,440	BlackRock, Inc.	2,959,849
90,780	WisdomTree Investments, Inc.	315,007
		3,274,856
	Automotive – 1.8%
2,500	Tesla, Inc.*	2,699,525
	Banking – 0.8%
5,656	First Republic Bank[1]	599,480
20,320	Live Oak Bancshares, Inc.	294,843
7,300	Preferred Bank	312,805
		1,207,128
	Biotechnology & Pharmaceutical – 10.5%
87,498	Arrowhead Pharmaceuticals, Inc.*	3,779,039
22,979	Exelixis, Inc.*	545,521
5,000	Global Blood Therapeutics, Inc.*	315,650
29,244	Ionis Pharmaceuticals, Inc.*	1,724,226
13,312	Jazz Pharmaceuticals PLC*	1,468,846
13,500	Livongo Health, Inc.*,1	1,015,065
4,115	Regeneron Pharmaceuticals, Inc.*	2,566,320
12,679	Seattle Genetics, Inc.*	2,154,416
19,032	United Therapeutics Corp.*	2,302,872
		15,871,955
	Commercial Services – 1.8%
8,539	Cintas Corp.	2,274,448
6,632	Insperity, Inc.	429,289
		2,703,737
	Consumer Products – 1.5%
1,661	Inter Parfums, Inc.	79,977
1,500	J&J Snack Foods Corp.	190,695
28,071	Monster Beverage Corp.*	1,945,882
		2,216,554
	Distributors – Discretionary – 1.0%
18,622	Copart, Inc.*	1,550,654
	Gaming, Lodging & Restaurants – 1.5%
926	Cheesecake Factory, Inc.[1]	21,224
49,929	Las Vegas Sands Corp.	2,273,767
		2,294,991
	Hardware – 4.0%
6,085	Apple, Inc.	2,219,809
6,765	Arista Networks, Inc.*	1,420,853

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2020

Shares		Value
	COMMON STOCKS (Continued)
	Hardware (Continued)
13,609	Roku, Inc.*,1	$1,585,857
5,000	Ubiquiti, Inc.	872,800
		6,099,319
	Health Care Facilities & Services – 0.3%
2,500	Teladoc Health, Inc.*,1	477,100
	Institutional Financial Services – 1.6%
26,074	Intercontinental Exchange, Inc.	2,388,378
	Media – 19.7%
7,944	Alphabet, Inc. – Class A*	11,264,989
7,000	Cargurus, Inc.*	177,450
34,860	Facebook, Inc. – Class A*	7,915,660
12,386	Netflix, Inc.*	5,636,126
8,891	Shutterstock, Inc.	310,918
1,300	Trade Desk, Inc. – Class A*	528,450
16,212	VeriSign, Inc.*	3,353,128
10,000	Zillow Group, Inc. – Class A*	574,800
		29,761,521
	Medical Equipment & Devices – 5.6%
10,000	Danaher Corp.	1,768,300
15,850	Masimo Corp.*	3,613,641
16,125	ResMed, Inc.	3,096,000
		8,477,941
	Metals & Mining – 0.2%
6,720	Encore Wire Corp.	328,070
	Real Estate – 0.1%
10,000	GEO Group, Inc. – REIT	118,300
	Renewable Energy – 0.2%
11,180	Ameresco, Inc. – Class A*	310,580
	Retail – Discretionary – 7.2%
3,877	Amazon.com, Inc.*	10,695,945
5,000	Stitch Fix, Inc. – Class A*,1	124,700
		10,820,645
	Semiconductors – 1.8%
8,000	Impinj, Inc.*	219,760
6,783	NVIDIA Corp.	2,576,930
		2,796,690
	Software – 22.5%
6,171	Adobe, Inc.*	2,686,298
9,125	Alteryx, Inc.*,1	1,499,055
13,500	Bill.com Holdings, Inc.*,1	1,217,835
28,500	Cloudflare, Inc.*,1	1,024,575

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2020

Shares		Value
	COMMON STOCKS (Continued)
	Software (Continued)
10,000	Crowdstrike Holdings, Inc. – Class A*	$1,002,900
12,000	Datadog, Inc.*	1,043,400
20,156	Fortinet, Inc.*	2,766,814
6,359	Intuit, Inc.	1,883,472
16,059	Microsoft Corp.	3,268,167
7,500	Okta, Inc.*	1,501,725
9,630	Paycom Software, Inc.*	2,982,700
14,000	salesforce.com, Inc.*,1	2,622,620
56,822	SS&C Technologies Holdings, Inc.	3,209,307
2,700	Synopsys, Inc.*	526,500
5,000	Twilio, Inc. – Class A*	1,097,100
8,285	Veeva Systems, Inc. – Class A*,1	1,942,170
14,500	Workday, Inc. – Class A*,1	2,716,720
9,750	Zscaler, Inc.*,1	1,067,625
		34,058,983
	Specialty Finance – 3.5%
6,500	Capital One Financial Corp.	406,835
3,300	Euronet Worldwide, Inc.*	316,206
9,660	FleetCor Technologies, Inc.*	2,429,780
8,000	Green Dot Corp. – Class A*	392,640
1,000	LendingTree, Inc.*	289,530
13,500	Square, Inc. – Class A*	1,416,690
		5,251,681
	Technology Services – 1.7%
1,500	CoStar Group, Inc.*	1,066,005
6,090	EPAM Systems, Inc.*	1,534,741
		2,600,746
	Telecommunications – 0.9%
5,000	RingCentral, Inc. – Class A*	1,425,050
	Transportation & Logistics – 2.0%
22,069	FedEx Corp.	3,094,515
	TOTAL COMMON STOCKS (Cost $110,379,618)	140,032,889

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2020

Shares		Value
	SHORT-TERM INVESTMENTS – 11.6%
1,397,385	BlackRock Liquidity Funds FedFund Portfolio – Institutional Class, 0.100%[2,3]	$1,397,385
16,671	Fidelity Investments Money Market Government Portfolio – Class I, 0.060%[2,3]	16,671
11,639,847	Fidelity Investments Money Market Treasury Only Portfolio – Class I, 0.046%[3]	11,639,847
12,714	Invesco Short-Term Investments Trust Government & Agency Portfolio –
	Institutional Class, 0.090%[2,3]	12,714
4,434,341	JPMorgan U.S. Government Money Market Fund – Capital Class, 0.100%[2,3]	4,434,341
	TOTAL SHORT-TERM INVESTMENTS (Cost $17,500,958)	17,500,958

	Total Investments – 104.1% (Cost $127,880,576)	157,533,847
	Liabilities in Excess of Other Assets – (4.1)%	(6,225,384)
	TOTAL NET ASSETS – 100.0%	$151,308,463

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
*	Non-income producing security.
[1]
All or a portion of shares are on loan. Total loaned securities had a value of $5,846,827 which included loaned securities with a value of $186,925 that have been sold and are pending settlement as of June 30, 2020. The total market value of loaned securities excluding the pending sale is $5,659,902. See Note 2.

[2]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $5,861,111. See Note 2.
[3]	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

	ERShares	ERShares	ERShares
	Global	US Small	US Large
	Fund	Cap Fund	Cap Fund
ASSETS:
Investments, at cost	$40,034,340	$178,601,934	$127,880,576
Investments, at value[1]	$52,390,937	$201,912,260	$157,533,847
Receivables:
Investment securities sold	—	583,057	58,591
Fund shares sold	—	—	9,000
Dividends and interest	52,781	60,314	25,458
Securities lending income	108	17,976	873
Prepaid expenses	6,162	10,341	10,962
Total assets	52,449,988	202,583,948	157,638,731

LIABILITIES:
Collateral due to broker for securities loaned	1,134,770	37,282,900	5,861,111
Payables:
Due to custodian	—	850,115	354,167
Investment securities purchased	—	486,375	—
Advisory fees	52,382	94,565	75,142
Auditing fees	14,999	14,999	15,000
Fund accounting and administration fees	2,712	7,260	6,755
Legal fees	2,459	6,439	5,560
Transfer agent fees and expenses	2,424	4,032	4,714
Shareholder reporting fees	1,344	3,201	2,772
Trustees’ fees and expenses	1,097	2,515	1,928
Pricing fees	799	382	286
Custody fees	262	1,938	1,116
Accrued other expenses	2,902	1,382	1,717
Total liabilities	1,216,150	38,756,103	6,330,268

NET ASSETS	$51,233,838	$163,827,845	$151,308,463

COMPONENT OF NET ASSETS:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$38,765,739	$130,132,746	$92,376,103
Total distributable earnings	12,468,099	33,695,099	58,932,360
NET ASSETS	$51,233,838	$163,827,845	$151,308,463
Institutional Class:
Shares of beneficial interest issued and outstanding	3,046,154	13,644,605	8,954,873
Net asset value, offering and redemption price per share	$16.82	$12.01	$16.90

[1]	Includes securities on loan of $1,136,302, $36,424,964, and $5,659,902, respectively (see Note 2).

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

STATEMENTS OF OPERATIONS
For the year ended June 30, 2020

	ERShares	ERShares	ERShares
	Global	US Small	US Large
	Fund	Cap Fund	Cap Fund
INVESTMENT INCOME:
Dividend income*	$508,679	$848,814	$682,799
Interest income	35,988	100,253	79,210
Securities lending income	1,815	277,893	6,479
Total investment income	546,482	1,226,960	768,488

EXPENSES:
Advisory fees	698,192	1,146,865	884,991
Fund accounting and administration fees	29,798	78,328	69,946
Registration fees	22,123	28,588	30,795
Legal fees	15,100	38,789	34,372
Auditing fees	14,999	14,999	14,999
Custody fees	14,659	9,340	7,929
Transfer agent fees and expenses	14,215	20,973	21,965
Pricing fees	9,743	10,556	7,276
Miscellaneous	5,325	5,595	5,641
Shareholder reporting fees	2,994	7,844	6,588
Trustees’ fees and expenses	2,833	7,104	6,270
Insurance fees	1,563	5,168	4,345
Chief Compliance Officer fees	582	1,318	1,146
Total expenses	832,126	1,375,467	1,096,263
Advisory fees waived	—	(75,687)	(75,120)
Net expenses	832,126	1,299,780	1,021,143
NET INVESTMENT LOSS	(285,644)	(72,820)	(252,655)

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net realized gain (loss) on:
Investments	414,105	11,734,063	37,691,888
Foreign currency transactions	(233)	—	—
Net realized gain	413,872	11,734,063	37,691,888
Net change in unrealized appreciation/depreciation on:
Investments	4,968,715	(8,945,794)	(13,899,941)
Foreign currency translations	1,378	(17)	(23)
Net change in unrealized appreciation/depreciation	4,970,093	(8,945,811)	(13,899,964)
Net realized and unrealized gain	5,383,965	2,788,252	23,791,924
NET INCREASE IN NET
ASSETS FROM OPERATIONS	$5,098,321	$2,715,432	$23,539,269
* Net of foreign tax withheld of:	$25,640	$—	$—

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss	$(285,644)	$(220,595)
Net realized gain on investments and foreign currency transactions	413,872	1,937,109
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	4,970,093	(970,952)
Net increase in net assets resulting from operations	5,098,321	745,562

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
Distributions	(1,788,910)	(1,496,411)
Total distributions to shareholders	(1,788,910)	(1,496,411)

CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares sold	483,631	3,478,107
Reinvestment of distributions	1,436,494	1,069,997
Cost of shares redeemed[1]	(17,779,900)	(3,095,290)
Net increase (decrease) in net assets from capital transactions	(15,859,775)	1,452,814

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,550,364)	701,965

NET ASSETS:
Beginning of year	63,784,202	63,082,237
End of year	$51,233,838	$63,784,202

[1]	Net of redemption fee proceeds of $77 and $11, respectively.

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss	$(72,820)	$(24,035)
Net realized gain on investments	11,734,063	12,668,827
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	(8,945,811)	(10,033,864)
Net increase in net assets resulting from operations	2,715,432	2,610,928

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
Distributions	(9,831,600)	(24,613,660)
Total distributions to shareholders	(9,831,600)	(24,613,660)

CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares sold	13,368,391	25,314,608
Reinvestment of distributions	9,828,304	24,552,715
Cost of shares redeemed[1]	(12,963,145)	(26,589,479)
Net increase in net assets from capital transactions	10,233,550	23,277,844

TOTAL INCREASE IN NET ASSETS	3,117,382	1,275,112

NET ASSETS:
Beginning of year	160,710,463	159,435,351
End of year	$163,827,845	$160,710,463

[1]	Net of redemption fee proceeds of $106 and $2,083, respectively.

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss	$(252,655)	$(34,655)
Net realized gain on investments	37,691,888	106,747
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	(13,899,964)	6,324,865
Net increase in net assets resulting from operations	23,539,269	6,396,957

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
Distributions	(8,147,630)	(2,291,347)
Total distributions to shareholders	(8,147,630)	(2,291,347)

CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares sold	8,188,540	8,508,813
Reinvestment of distributions	8,143,889	2,284,603
Cost of shares redeemed[1]	(13,736,420)	(5,970,392)
Net increase in net assets from capital transactions	2,596,009	4,823,024

TOTAL INCREASE IN NET ASSETS	17,987,648	8,928,634

NET ASSETS:
Beginning of year	133,320,815	124,392,181
End of year	$151,308,463	$133,320,815

[1]	Net of redemption fee proceeds of $881 and $94, respectively.

The accompanying notes are an integral part of these financial statements.

ERShares Global Fund

FINANCIAL HIGHLIGHTS – Institutional Class

Per share operating performance.
For a capital share outstanding throughout each year.

	Year Ended June 30,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$15.78	$16.07	$14.65	$11.81	$12.19

Income from investment operations:
Net investment loss[1]	(0.08)	(0.06)	(0.10)	(0.07)	(0.07)
Net realized and unrealized gain (loss)	1.61	0.16	2.77	2.91	(0.27)
Total from investment operations	1.53	0.10	2.67	2.84	(0.34)

Less distributions:
From net investment income	—	—	—	—	(0.04)
From net realized gain	(0.49)	(0.39)	(1.25)	—	—
Total distributions	(0.49)	(0.39)	(1.25)	—	(0.04)
Net asset value, end of year	$16.82	$15.78	$16.07	$14.65	$11.81
Total return[2]	9.80%	1.11%	18.65%	24.05%	(2.75)%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$51,234	$63,784	$63,082	$26,933	$21,782
Ratio of expenses to average net assets:
Before fees waived/recovered	1.49%	1.47%	1.53%	1.74%	2.52%
After fees waived/recovered	1.49%	1.56%	1.70%	1.70%	1.70%
Ratio of net investment loss
to average net assets:
Before fees waived/recovered	(0.51)%	(0.27)%	(0.47)%	(0.57)%	(1.43)%
After fees waived/recovered	(0.51)%	(0.36)%	(0.64)%	(0.53)%	(0.61)%
Portfolio turnover rate	61%	23%	38%	65%	71%

[1]	Based on average shares outstanding during the period.
[2]
Total returns would have been lower/higher had certain expenses not been waived/recovered by the advisor (see Note 3). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The accompanying notes are an integral part of these financial statements.

ERShares US Small Cap Fund

FINANCIAL HIGHLIGHTS – Institutional Class

Per share operating performance.
For a capital share outstanding throughout each year.

	Year Ended June 30,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$12.71	$15.27	$12.75	$9.72	$11.45

Income from investment operations:
Net investment income (loss)[1]	(0.01)	(—)[2]	(0.02)	0.01	0.02
Net realized and unrealized gain (loss)	0.11	(0.28)	3.89	3.04	(1.14)
Total from investment operations	0.10	(0.28)	3.87	3.05	(1.12)

Less distributions:
From net investment income	(0.01)	—	—	(0.02)	(—)[2]
From net realized gain	(0.79)	(2.28)	(1.35)	—	(0.61)
Total distributions	(0.80)	(2.28)	(1.35)	(0.02)	(0.61)
Net asset value, end of year	$12.01	$12.71	$15.27	$12.75	$9.72
Total return[3]	0.86%	1.58%	32.42%	31.39%	(9.63)%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$163,828	$160,710	$159,435	$120,847	$130,705
Ratio of expenses to average net assets:
Before fees waived	0.90%	0.89%	0.90%	0.90%	0.91%
After fees waived	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss)
to average net assets:
Before fees waived	(0.10)%	(0.05)%	(0.16)%	(0.18)%	0.11%
After fees waived	(0.05)%	(0.01)%	(0.11)%	(0.13)%	0.17%
Portfolio turnover rate	139%[4]	43%	72%	53%	67%

[1]	Based on average shares outstanding during the period.
[2]	Amount reported represents less than $.01 per shares.
[3]
Total returns would have been lower had certain expenses not been waived or absorbed by the advisor (see Note 3). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

[4]
Given the abnormal market circumstances resulting from the COVID-19 situation, the Fund had taken a temporary defensive position. As the market started to recover, the fund has been reversing its temporary defensive position. This temporary implementation and reversion of the defensive position increased the fund's turnover.

The accompanying notes are an integral part of these financial statements.

ERShares US Large Cap Fund

FINANCIAL HIGHLIGHTS – Institutional Class

Per share operating performance.
For a capital share outstanding throughout each year.

	Year Ended June 30,
	2020	2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of year	$15.17	$14.75	$12.61	$10.65	$10.77

Income from investment operations:
Net investment income (loss)[1]	(0.03)	(—)[2]	(0.02)	0.04	0.07
Net realized and unrealized gain (loss)	2.73	0.69	3.48	2.10	(0.12)
Total from investment operations	2.70	0.69	3.46	2.14	(0.05)

Less distributions:
From net investment income	—	—	(0.01)	(0.06)	(0.07)
From net realized gain	(0.97)	(0.27)	(1.31)	(0.12)	—
Total distributions	(0.97)	(0.27)	(1.32)	(0.18)	(0.07)
Net asset value, end of year	$16.90	$15.17	$14.75	$12.61	$10.65
Total return[3]	18.50%	5.09%	28.67%	20.26%	(0.49)%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$151,308	$133,321	$124,392	$107,823	$88,495
Ratio of expenses to average net assets:
Before fees waived	0.80%	0.79%	0.81%	0.82%	0.83%
After fees waived	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss)
to average net assets:
Before fees waived	(0.24)%	(0.07)%	(0.18)%	0.26%	0.59%
After fees waived	(0.19)%	(0.03)%	(0.12)%	0.33%	0.67%
Portfolio turnover rate	149%[4]	0%	43%	43%	77%

[1]	Based on average shares outstanding during the period.
[2]	Amount reported represents less than $.01 per shares.
[3]
Total returns would have been lower had certain expenses not been waived or absorbed by the advisor (see Note 3). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

[4]
Given the abnormal market circumstances resulting from the COVID-19 situation, the Fund had taken a temporary defensive position. As the market started to recover, the fund has been reversing its temporary defensive position. This temporary implementation and reversion of the defensive position increased the fund's turnover.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.	ORGANIZATION

EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. The ERShares Global Fund formerly known as the EntrepreneurShares Global Fund (the “Global Fund”), the ERShares US Small Cap Fund formerly known as the Entrepreneur U.S. Small Cap Fund (the “US Small Cap Fund”), and the ERShares US Large Cap Fund formerly known as the Entrepreneur U.S. Large Cap Fund (the “US Large Cap Fund”) (each separately a “Fund”, or collectively, “the Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies including Accounting Standards Update (“ASU”) 2013-08. The Global Fund commenced operations on November 11, 2010. The US Small Cap Fund commenced operations on December 17, 2013. The US Large Cap Fund commenced operations on June 30, 2014.

The investment objective of the Global Fund is long-term capital appreciation. The Global Fund seeks to achieve its objective by investing in equity securities of global companies with market capitalizations that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by EntrepreneurShares, LLC, the “Sub Advisor”, the Global Fund’s Sub-Advisor, and Seaport Global Advisors, LLC formerly known as Weston Capital Advisors, LLC, the Global Fund’s investment advisor (the “Global Advisor”). Dr. Joel M. Shulman has been the Global Fund’s portfolio manager since November 11, 2010 and Managing Director of the Advisor and President of the Sub-Advisor.

The investment objective of the US Small Cap Fund is long-term capital appreciation. The US Small Cap Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of U.S. companies with market capitalization that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC (the “Advisor”, collectively with the Global Advisor, the “Advisors”), the US Small Cap Fund’s investment advisor. Dr. Joel M. Shulman has been the US Small Cap Fund’s portfolio manager since December 17, 2013 and Chief Executive Officer of the Advisor.

The investment objective of the US Large Cap Fund is long-term capital appreciation. The US Large Cap Fund seeks to achieve its objective by investing in equity securities of U.S. companies with market capitalizations that are above $5 billion at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the US Large Cap Fund’s investment advisor. Dr. Joel M. Shulman has been the US Large Cap Fund’s portfolio manager since June 30, 2014 and is Managing Director of the Advisor.

The Global Fund, US Small Cap Fund and the US Large Cap Fund offer one share class, the Institutional Class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Investment Valuation
The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (“NAV”) of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“NASDAQ”)) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”). Investments in registered open-end investment companies other than exchange-traded funds are valued at the reported NAV.

Short-term investments with 61 days or more to maturity at time of purchase are valued at fair market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the “SEC”); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value price assigned to a security upon sale.

Securities that are not listed on an exchange are valued by the Funds’ Advisors, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisors and the Board take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Funds with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Fair Value Measurement
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access at the measurement date;

Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3:
Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. During the fiscal year ended June 30, 2020, the Funds did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value.  The tables below are a summary of the inputs used to value the Funds’ investments as of June 30, 2020.

Global Fund
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$49,587,137	$—	$—	$49,587,137
Short-Term Investments	2,803,800	—	—	2,803,800
Total Investments	$52,390,937	$—	$—	$52,390,937

US Small Cap Fund
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$160,642,371	$—	$—	$160,642,371
Short-Term Investments	41,269,889	—	—	41,269,889
Total Investments	$201,912,260	$—	$—	$201,912,260

US Large Cap Fund
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$140,032,889	$—	$—	$140,032,889
Short-Term Investments	17,500,958	—	—	17,500,958
Total Investments	$157,533,847	$—	$—	$157,533,847

*	For further information regarding security characteristics, please see the Schedules of Investments.

Use of Estimates and Indemnifications
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Federal Income Taxes
The Funds intend to continue to qualify as “regulated investment companies” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net realized gains to shareholders.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the year ended June 30, 2020. The Funds would recognize interest and penalties, if any, related to uncertain tax benefits in the Statements of Operations. During the year ended June 30, 2020, the Funds did not incur any interest or penalties. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

Distribution to Shareholders
The Funds intend to continue to distribute to their shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

Foreign Currency Transactions
The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such fluctuations are included in net realized and unrealized gain or (loss) on investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains (losses) arise from the changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts.  Net realized gains or losses are determined using the high cost identification method.

Securities Lending
The Funds may lend portfolio securities constituting up to 33-1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and such Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

At June 30, 2020, the value of securities loaned and cash collateral received are as follows:

	Value of Securities Loaned		Cash Collateral Received
Global Fund	$1,136,302		$1,134,770
US Small Cap Fund	$36,970,751	*	$37,282,900
US Large Cap Fund	$5,846,827	**	$5,861,111

*
Includes loaned securities with a value of $545,787 that have been sold and are pending settlement as of June 30, 2020. The total market value of loaned securities excluding the pending sales is $36,424,964.

**
Includes loaned securities with a value of $186,925 that have been sold and are pending settlement as of June 30, 2020. The total market value of loaned securities excluding the pending sales is $5,659,902.

Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following valuation date of securities loaned.  Therefore, the value of the collateral held may be temporarily less than required under the lending contract.  As of June 30, 2020 the collateral consisted of BlackRock Liquidity Funds FedFund Portfolio – Institutional Class, Fidelity Investments Money Market Government Portfolio – Class I, Invesco Short-Term Investments Trust Government & Agency Portfolio – Institutional Class and JPMorgan U.S. Government Money Market Fund – Capital Class.

Disclosures about Offsetting Assets and Liabilities
The Funds are required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement   disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Funds’ participation in securities lending, and all amounts related to securities lending are presented gross on the Funds’ Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Funds.  Please refer to the Securities Lending Note for additional disclosures related to securities lending, including collateral related to securities on loan.

3.	AGREEMENTS

Global Fund’s Investment Advisory Agreement
Seaport Global Advisors, LLC, a related party of the Global Fund, oversees the performance of the Global Fund and is responsible for overseeing the management of the investment portfolio of the Global Fund. These services are provided under the terms of an investment advisory agreement between the Trust and Global Advisors, pursuant to which Global Advisors receives an annual advisory fee equal to 1.25% of the Global Fund’s average net assets.

Through November 1, 2021, the Advisor has agreed to waive and/or reimburse the Global Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the Global Fund to the amounts of 1.70% per annum of net assets attributable to such shares of the Global Fund.

Global Advisors shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the Global Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the Global Fund is not obligated to pay any such reimbursed fees more than three years after the expense was incurred by Global Advisors.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Sub-Advisory services are provided to the Global Fund, pursuant to an agreement between Global Advisors and EntrepreneurShares, LLC. Under the terms of this sub-advisory agreement, Seaport Global Advisors, LLC, not the Global Fund, compensates the Sub-Advisor based on the Global Fund’s average net assets. Certain officers of Seaport Global Advisors, LLC are also officers of the Sub-Advisor. Dr. Shulman is a majority owner of both Global Advisors and the Sub-Advisor.

US Small Cap Fund and US Large Cap Fund Investment Advisory Agreement
Capital Impact Advisors, LLC, a related party of the US Small Cap Fund and the US Large Cap Fund, oversees the performance of the US Small Cap Fund and the US Large Cap Fund and is responsible for overseeing the management of the investment portfolio of the US Small Cap Fund and the US Large Cap Fund. These services are provided under the terms of investment advisory agreements between the Trust and the Advisor, pursuant to which the Advisor receives an annual advisory fee equal to 0.75% of the US Small Cap Fund’s average net assets and 0.65% of the US Large Cap Fund’s average net assets.

Through November 1, 2021 for the US Small Cap Fund and the US Large Cap Fund, the Advisor has agreed to waive and/or reimburse the US Small Cap Fund and the US Large Cap Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the US Small Cap Fund to the amounts of 0.85% per annum of net assets attributable to such shares of the US Small Cap Fund and 0.75% per annum of net assets attributable to shares of the US Large Cap Fund. The Advisor shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the US Small Cap Fund or the US Large Cap Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the US Small Cap Fund and the US Large Cap Fund are not obligated to pay any such reimbursed fees more than three years after the expense was incurred by Advisor.

Waived fees subject to recovery by year of expiration are as follows:

US Small Cap and US Large Cap/Capital Impact Advisors, LLC

Year of Expiration	Potential Recovery
	US Small Cap Fund	US Large Cap Fund
6/30/2021	$69,215	$70,676
6/30/2022	58,897	56,945
6/30/2023	75,687	75,120
Total	$203,799	$202,741

4.	INCOME TAXES

The Funds plan to distribute substantially all of the net investment income and net realized gains that they have realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year for financial reporting purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

The tax character of distributions paid during the year ended June 30, 2020 and the year ended June 30, 2019 was as follows:

	Global Fund		US Small Cap Fund		US Large Cap Fund
Distribution paid from:	2020	2019	2020	2019	2020	2019
Ordinary income*	$—	$909,544	$93,892	$5,656,660	$—	$611,730
Long-term capital gains	1,788,910	586,867	9,737,708	18,957,000	8,147,630	1,679,617
Total distributions paid	$1,788,910	$1,496,411	$9,831,600	$24,613,660	$8,147,630	$2,291,347

*	For federal income tax purposes, distribution of short-term capital gains are treated as ordinary income distributions.

The Funds designate long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Fund related to net capital gains to zero for the tax year ended June 30, 2020.

Additionally, U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The following table shows the reclassifications made:

	Increase (Decrease)
		Total Distributable
	Paid-in-Capital	Earnings (Deficit)
Global Fund	$4,380	$(4,380)
US Small Cap Fund	1	(1)
US Large Cap Fund	(8,669)	8,669

The permanent differences relate primarily to foreign currency reclassifications, REIT adjustments and net operating losses.

As of June 30, 2020, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes are:

		US Small	US Large
	Global Fund	Cap Fund	Cap Fund
Cost of investments	$40,065,995	$186,121,672	$128,501,772
Unrealized appreciation	$13,227,817	$24,104,539	$30,762,367
Unrealized depreciation	(902,875)	(8,313,951)	(1,730,292)
Unrealized appreciation/
depreciation on foreign currency	1,248	(4)	(13)
Net unrealized appreciation	12,326,190	15,790,584	29,032,062
Undistributed ordinary income	—	—	—
Undistributed long-term capital gain	388,596	18,060,134	30,144,283
Distributable income	388,596	18,060,134	30,144,283
Other accumulated gain (loss)	(246,687)	(155,619)	(243,985)
Total accumulated gain	$12,468,099	$33,695,099	$58,932,360

The table above differs from the financial statements due to timing differences related to the deferral of losses primarily due to wash sales.

As of June 30, 2020, the Global, US Small Cap and US Large Cap Funds had qualified late-year losses of $246,687, $155,619 and $243,985, respectively, which are deferred until fiscal year 2021 for tax purposes.  Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

5.	CAPITAL SHARE TRANSACTIONS

The Trust has authorized capital of unlimited shares of no par value which may be issued in more than one class or series. Transactions in shares of the Funds were as follows:

	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
Global Fund
Institutional Class
Shares sold	30,378	226,399
Shares issued on reinvestment	87,859	82,118
Shares redeemed	(1,114,539)	(192,415)
Net increase (decrease) in capital share transactions	(996,302)	116,102

US Small Cap Fund
Institutional Class
Shares sold	1,289,169	1,891,948
Shares issued on reinvestment	823,831	2,376,836
Shares redeemed	(1,115,447)	(2,065,299)
Net increase in capital share transactions	997,553	2,203,485

US Large Cap Fund
Institutional Class
Shares sold	531,797	600,454
Shares issued on reinvestment	534,727	187,109
Shares redeemed	(898,773)	(431,882)
Net increase in capital share transactions	167,751	355,681

6.	RELATED PARTIES

At June 30, 2020, certain officers of the Trust were also employees of the Advisors. However, these officers were not compensated directly by the Funds.  Refer to Note 1 for more information.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2020, for the benefit of its shareholders, MAC & Co., an affiliate of Global Fund, held 81.0% of the total Global Fund shares outstanding. As of June 30, 2020, for the benefit of its shareholders, MAC & Co., an affiliate of the US Small Cap Fund, held 90.3% of the total US Small Cap Fund shares outstanding. As of June 30, 2020, for the benefit of its shareholders, MAC & Co., an affiliate of the US Large Cap Fund, held 91.8% of the total US Large Cap Fund shares outstanding.

8.	INVESTMENT TRANSACTIONS

During the year ended June 30, 2020, the aggregate purchases and sales of securities (excluding in-kind transactions and short-term securities) were:

		US Small	US Large
	Global Fund	Cap Fund	Cap Fund
Purchases:	$32,164,533	$207,447,227	$184,782,541
Sales:	$48,433,692	$198,794,699	$194,495,256

The Funds did not have any purchases or sales of U.S. Government Securities.

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

9.	REDEMPTION FEES

Each Fund imposes a redemption fee equal to 2% of the dollar value of the shares redeemed within five business days of the date of purchase. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or through the automatic investment plan, shares held in retirement plans (if the plans request a waiver of the fee), or shares redeemed through designated systematic withdrawal plans.  For the years ended June 30, 2020 and June 30, 2019, the redemption fees are listed below.

	June 30, 2020	June 30, 2019
Global Fund	$77	$11
US Small Cap Fund	106	2,083
US Large Cap Fund	881	94

10.	MARKET RISK

The prices of the securities, particularly the common stocks, in which the Funds invest may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/ or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Funds’ holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAV of many mutual funds, including to some extent the Funds. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Funds.

11.	FOREIGN INVESTMENT RISK

The Global Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Global Fund invests in are sometimes open on days when the New York Stock Exchange (“NYSE”) is not open and the Global Fund does not calculate its NAV, and sometimes are not open on days when the NYSE is open and the Global Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market closes and the time at which the Global Fund calculates its NAV. That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time at which the Global Fund calculate its NAV.

Foreign stocks, as an asset class, may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depository receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country  risk including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

12.	SUBSEQUENT EVENTS EVALUATION

Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries,

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

13.	CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On March 25, 2020, the Trust, by action of the Audit Committee of the Board and on behalf of each series of the Trust, approved BBD, LLP (“BBD”) to serve as the independent registered public accounting firm to audit the financial statements of all series of the Trust for fiscal year ending June 30, 2020. Previously, RSM US LLP (“RSM”) served as the independent registered public accounting firm to the Trust.

RSM’s report on the financial statements for the Funds for the fiscal years ending June 30, 2019 and 2018 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During the June 30, 2019 and 2018 fiscal years ended and the interim period of July 1, 2019, through March 25, 2020 (the “Interim Period”), there were no (i) disagreements with RSM on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of RSM, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such years, nor (ii) “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During June 30, 2019 and 2018 fiscal years ended and the Interim Period, neither the Funds nor anyone on behalf of the Funds had consulted BBD on items that concerned (a) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on an Fund’s financial statements, or (b) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K). The selection of BBD does not reflect any disagreements or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of RSM.

EntrepreneurShares Series Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of EntrepreneurShares Series Trust and the Shareholders of ERShares Global Fund, ERShares US Small Cap Fund, and ERShares US Large Cap Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ERShares Global Fund, ERShares US Small Cap Fund, and ERShares US Large Cap Fund, each a series of shares of beneficial interest in EntrepreneurShares Series Trust (the “Funds”), including the schedules of investments, as of June 30, 2020, and the related statements of operations, changes in net assets and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2020, and the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. The statements of changes in net assets for the year ended June 30, 2019 and the financial highlights for each of the years in the four-year period ended June 30, 2019 were audited by other auditors, whose report dated August 29, 2019, expressed an unqualified opinion on such financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2020 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the EntrepreneurShares Series Trust since 2020.

Philadelphia, Pennsylvania
August 27, 2020

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION
June 30, 2020 (Unaudited)

1.	ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

		Term of		# of Portfolios	Other
		Office(1)		in Fund	Directorships
	Position(s)	and		Complex	Held by Trustee
Name, Address	Held	Length of	Principal Occupation(s)	Overseen	During Past
and Birth Year	with Trust	Time Served	During Past 5 Years	by Trustee	5 Years

Non-Interested Trustees

Charles Aggouras	Trustee	Since 2018	Real estate investment and	5	None
175 Federal St, Suite #875			development.
Boston, MA 02110
Birth Year: 1967

George R. Berbeco	Trustee	Since 2010	Private Investor; Former	5	Director – Bay
175 Federal St, Suite #875			President – Devon Group		Colony
Boston, MA 02110			and General Partner –		Development
Birth Year: 1944			Devon Capital Partners, LP.		Corporation.
(commodity trading)
(2005 to 2009).

Interested Trustees
Joel M. Shulman, CFA(2)	President	Since 2010	Member and principal of	5	None
175 Federal St, Suite #875	and Trustee		EntrepreneurShares, LLC
Boston, MA 02110			and Seaport Global Advisors,
Birth Year: 1955			LLC since 2010; Member and
founding partner of Capital
Impact Advisors, LLC
since 2013; Tenured professor
at Babson College.

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.
(2)	Dr. Shulman is considered an interested Trustee within the meaning of the 1940 Act because of his affiliation with the Advisors and Sub-Advisor.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge, upon request by calling the Funds toll free at 1-877-271-8811 or by visiting the SEC’s website (http://www.sec.gov).

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)
June 30, 2020 (Unaudited)

2.	ADDITIONAL TAX INFORMATION

Long Term Capital Gains Designation
For the year ended June 30, 2020, the Global, US Small Cap and US Large Cap Funds hereby designate $1,788,910, $9,737,708 and $8,147,630, respectively, as 20% rate gain distributions for purposes of the dividends paid deduction.

Qualified Dividend Income
For the year ended June 30, 2020, 100% of the dividends paid from net investment income, including short-term capital gains (if any), is designated as qualified dividend income for the US Small Cap Fund.

Corporate Dividends Received Deduction
For the year ended June 30, 2020, 100% of the dividends paid from net investment income, including short-term capital gains (if any), qualifies for the dividends received deduction available to corporate shareholders for the US Small Cap Fund.

3.	AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (or any predecessor form). These filings are available on the SEC's website at www.sec.gov. In addition, the Funds' Form N-PORT is available without charge, upon request, by calling 1-877-271-8811.

4.	PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available without charge, upon request, by (1) calling 1-877-271-8811, or (2) on the SEC’s website at www.sec.gov.

5.	HOUSEHOLDING

To reduce expenses, each Fund generally mails only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts and to shareholders that such Fund reasonably believes are from the same family and household. This is referred to as “householding.” If you wish to discontinue householding and would like to receive individual copies of these documents, please call us at 1-877-271-8811. Once a Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving requests. This policy does not apply to account statements.

EntrepreneurShares Series Trust

PRIVACY POLICY
(Unaudited)

As part of the EntrepreneurShares fund family’s long tradition of trust, the confidentiality of personal information is paramount. We maintain high standards to safeguard your personal information. We will remain vigilant and professional in protecting that information and in using it in a fair and lawful manner. As part of this commitment to fulfilling your trust we have formulated this Privacy Policy.

Safeguarding Customer Information and Documents

To conduct regular business, we may collect nonpublic personal information from sources such as:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerances;

•	Account History, including information about the transactions and balances in a customer’s account; and

•
Correspondence, written, telephonic, or electronic between a customer and Seaport Global Advisors, LLC; Capital Impact Advisors, LLC; EntrepreneurShares, LLC, and/or any EntrepreneurShares Mutual Fund or Exchange-Traded Fund product; such as, ERShares Global Fund, ERShares US Large Cap Fund, ERShares US Small Cap, ERShares Entrepreneur 30 ETF, ERShares Non-US Small Cap ETF, or service providers to Seaport Global Advisors, Capital Impact, EntrepreneurShares, and/or EntrepreneurShares’ Funds.

To conduct regular business, we collect non-public customer data in checklists, forms, in written notations, and in documentation provided to us by our customers for evaluation, registration, licensing or related consulting services. We also create internal lists of such data.

EntrepreneurShares will internally safeguard your nonpublic personal information by restricting access to only those employees who provide products or services to you or those who need access to your information to service your account. In addition, we will maintain physical, electronic and procedural safeguards that meet federal and/or state standards to guard your nonpublic personal information. Failure to observe EntrepreneurShares’ procedures regarding customer and consumer privacy will result in discipline and may lead to termination.

Sharing Nonpublic Personal and Financial Information

As EntrepreneurShares shares nonpublic information solely to service our client accounts, we do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law or otherwise disclosed herein.

EntrepreneurShares is committed to the privacy and protection of our customers’ personal and financial information. We will not share any such information with any affiliated or nonaffiliated third party except:

•	When necessary to complete transactions in a customer account, such as clearing firm.
•	When required to service and/or maintain your account.
•	In order to resolve a customer dispute or inquiry.
•	With persons acting in a fiduciary or representative capacity on behalf of the customer.
•	With rating agencies, persons assessing compliance with industry standards, or to the attorneys, accountants and auditors of the firm.
•	In connection with any sale and / or merger of EntrepreneurShares’ business.
•	To prevent or protect against actual or potential fraud, identity theft, unauthorized transactions, claims or other liability.
•	To comply with all federal, state or local laws, rules, statutes and other applicable legal requirements.
•
In connection with a written agreement to provide advisory services or investment management when the information is released solely for the purpose of providing products or services covered by pursuant to the EntrepreneurShares’ Wrap Fee Program.

•	Upon the customer’s specific instruction, consent or request.

Note: When we share your nonpublic information with any third party for the reasons listed above, we make certain that there are written restrictions in place regarding the use and/or disclosure of said information.

Opt-Out Provisions

It is not a policy of EntrepreneurShares to share nonpublic personal and financial information with affiliated or unaffiliated third parties except under the circumstances noted above. Since sharing under the circumstances noted above is necessary to service customer accounts or is mandated by law, there are no allowances made for clients to opt out.

 (This Page Intentionally Left Blank.)

ERShares Global Fund Investment Advisor
Seaport Global Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

ERShares Global Fund Investment Sub-Advisor
EntrepreneurShares, LLC
175 Federal Street, Suite #875
Boston, MA 02110

ERShares US Small Cap Fund and ERShares US Large Cap Fund Investment Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Custodian
UMB Bank, N.A.
928 Grand Boulevard, 5th Floor
Kansas City, MO 64106

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Accountant, Transfer Agent and Dividend Disbursing Agent
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

This report should be accompanied or preceded by a prospectus.

Annual Report

EntrepreneurShares Series Trust™

EntrepreneurShares Series Trust (“Trust”) is a registered investment company consisting of separate investment portfolios called “Funds.”  This Annual Report relates solely to the following Funds:

Name	Ticker Symbol
ERShares Entrepreneur 30 ETF	ENTR
ERShares Non-US Small Cap ETF	ERSX

The Funds are exchange-traded funds.  This means that shares of the Funds are listed on NYSE Arca, Inc. (“NYSE Arca”) and trade at market prices.  The market price for each Fund’s shares may be different from its net asset value per share (“NAV”).

June 30, 2020

175 Federal Street
Suite #875
Boston, MA 02110
Toll Free: 877-271-8811

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on https://www.entrepreneurshares.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by visiting https://www.entrepreneurshares.com or by calling 877-271-8811. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling 877-271-8811 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive reports will apply to all of the Funds in the EntrepreneurShares fund family.

Letter to Shareholders (Unaudited)

July 31, 2020

Dear Shareholders:

We are enclosing the report for results covering the fiscal year July 1, 2019 through June 30, 20201. We note that our performance is not symmetrical or consistent through the year with quarters in the past couple of years varying considerably from period to period. We note that the interpretation of results is best measured over an extended period, especially as measured against a consistent benchmark.

The objective of this letter is to provide our shareholders an informative review of each exchange traded products’ (“ETFs”) performance, compare each ETF’s performance vs. appropriate benchmarks, and discuss each ETF’s top performing sector. Our exchange traded products are the ERShares Entrepreneur 30 ETF and the ERShares Non-US Small Cap ETF. The Trust also includes three mutual funds; these are covered in their own annual report separately. Overall, both funds have positive annual returns, despite the unusual market conditions brought by COVID-19.

Several key factors need to be addressed. First, our models work best during periods of market appreciation and low volatility. Our historical above average Up-Capture suggests that when markets rise, our Entrepreneurial stocks tend to rise faster. The corollary also tends to hold true: our above average Down-Capture suggests that during periods of market decline our Entrepreneurial stocks tend to fall faster than peer benchmarks. The period July 1, 2019 through June 30, 2020 included periods with extreme movements in both directions. Our ETFs performed as expected during these periods. If our ETFs were evaluated during a calendar year, investors would have an entirely different interpretation of results.

An important distinguishing characteristic of our strategy is that many of our alpha-generating Entrepreneurial stocks tend to fall in the Growth and High Beta classification. This includes a handful of sectors with most stocks residing within the Information Technology, Consumer Discretionary, Communication Services and Health Care sectors. When equity markets favor these sectors or Growth and High Beta stocks, our Entrepreneur portfolios tend to out-perform the markets over that time period.

ERShares Entrepreneur 30 ETF

ERShares Entrepreneur 30 ETF (“ENTR”) is one of the two exchange-traded funds. ENTR is benchmarked against the Russell 1000 Growth Index. During the last fiscal year, ENTR performed 21.03% vs. 23.28%, respectively.

The ERShares Entrepreneur 30 ETF top performing sectors for the period were Health Care, Consumer Discretionary, and Information Technology. The Fund’s performance vs. the benchmark for the period was; 56.87% vs. 17.74%, 34.96% vs. 26.07%, and 27.76% vs. 38.87%, respectively. The ERShares Entrepreneur 30 ETF worst performing sectors for the period were Energy, Industrials, and Real Estate. The Fund’s performance vs. the benchmark for the period was; -79.05% vs. -34.72%, 6.62% vs. -7.60%, and 12.28% vs. 12.11%, respectively.

ERShares Non-US Small Cap ETF

ERShares Non-US Small Cap ETF (“ERSX”) is one of the two exchange-traded funds. ERSX is benchmarked against the FTSE Global ex-US Small Cap Index. During the last fiscal year, ERSX performed 1.55% vs. -5.97%, respectively.

The ERShares Non-US Small Cap ETF top performing sectors for the period were Information Technology, Real Estate, and Consumer Discretionary. The Fund’s performance vs. the benchmark for the period was; 51.56% vs. 19.55%, 21.61% vs. -12.41%, and 1.79% vs. -12.62%, respectively.  The ERShares Non-US Small Cap ETF worst performing sectors for the period were Energy, Financials, and Health Care. The Fund’s performance vs. the benchmark for the period was; -61.20% vs. -39.71%, -34.39% vs. -14.39%, and -17.55% vs. 7.41%, respectively.
______________

[1]
Performance based off the end of day price from Friday June 28, 2019 to Monday June 30, 2020. This period reflects the last closing price prior to July 1, 2019 (June 29, 2019 and June 30, 2019 were not trading days) and the closing price on June 30, 2020. Thus, the performance is representative of the last fiscal year.

Performance Source: Bloomberg and Fund Administration records

Annual Shareholder Report
2

Letter to Shareholders (Unaudited) (Continued)

In this past fiscal year, we note that our relative performance is not consistent across strategies. We had relatively strong performance as measured against our benchmark in Non-US Small Cap and underperformance in the Entrepreneur 30 ETF. We do not see this divergence as a reflection of our Entrepreneur strategy, but rather, individual stock performance during a specific time period. We note that when our Fund performance is viewed on a calendar year basis or over an extended time period, different interpretations would follow. We continue to provide evidence that our Entrepreneur Model works over an extended period and extend our gratitude to all of our shareholders for continued support. We look forward to sharing more updates with you in the future.

Sincerely,

Joel Shulman Ph.D., CFA
Founder and Chief Investment Officer

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-271-8811 or visiting www.ershares.com.

Investors should consider carefully the investment objectives, risks, and charges and expenses before investing. For a full prospectus which contains this and other information about the Funds offered by EntrepreneurShares, call 1-877-271-8811. Please read the full prospectus carefully before investing. The ETFs are distributed by Foreside Fund Services, LLC.

The ERShares Non-US Small Cap ETF invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The ERShares Non-US Small Cap ETF invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The ERShares Entrepreneur 30 ETF is exposed to common stock risk. Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions. Additional risks are detailed in the prospectus.

The Russell 1000 Growth Index is comprised of large and mid-capitalization US equities that exhibit growth characteristics. The FTSE Global ex-US Small Cap Index measures the market performance of international small capitalization equity securities.

The Up-Capture ratio is the statistical measure of an investment manager’s performance in up-markets. The Down Capture ratio is the statistical measure of an investment manager’s performance in down-markets.

One cannot invest directly in an index.

Diversification does not guarantee a profit or assure against a loss.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Annual Shareholder Report
3

Management’s Discussion of Fund Performance	June 30, 2020 (Unaudited)

INVESTMENT OBJECTIVE

ERShares Entrepreneur 30 ETF seeks investment results that corresponds generally to the performance of its underlying index.

FUND PERFORMANCE (AS OF JUNE 30, 2020)

	Average Annual	Average Annual	Expense
	Total Returns	Total Returns	Ratio(a)
	One year	Inception(b)	Total
ERShares Entrepreneur 30 ETF (ENTR) – Total Return (at Net Asset Value)(c)	21.03%	15.56%	0.49%
ERShares Entrepreneur 30 ETF (ENTR) – Total Return (at Market Value)(d)	21.06%	15.55%	N/A
Entrepreneur 30 Index(e)	30.84%	19.16%	N/A
Russell 1000 Growth Index(f)	23.28%	17.15%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-877-271-8811 or visit http://www.ershares.com.

*	The chart represents historical performance of a hypothetical investment of $10,000 in ERShares Entrepreneur 30 ETF and represents the reinvestment of dividends and capital gains in the Fund.
(a)
The total expense ratio reflects the expense ratio as reported in the Fund’s Prospectus dated November 1, 2019. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2020 can be found in the Financial Highlights.

(b)	Commencement of operations November 7, 2017.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)
Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

Annual Shareholder Report
4

Management’s Discussion of Fund Performance (Continued)	June 30, 2020 (Unaudited)

(e)
The Entrepreneur 30 Index represents the 30 largest publicly-traded, market capitalized companies that meet the key entrepreneurial standards set forth by the Index. The Entrepreneur 30 Index selects companies from Index Universe using six factors. The six factors, referred to as entrepreneurial standards include Management, Compensation, Revenue, Ownership, Profitability, and Company Statistics. Companies are not eligible to enter the Index until one year after their initial public offering or spin-off. An investor cannot invest directly in the index.

(f)
The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. An investor cannot invest directly in the index.

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5

Management’s Discussion of Fund Performance	June 30, 2020 (Unaudited)

INVESTMENT OBJECTIVE

ERShares Non-US Small Cap ETF seeks investment results that corresponds generally to the performance of its underlying index.

FUND PERFORMANCE (AS OF JUNE 30, 2020)

	Average Annual	Average Annual	Expense
	Total Returns	Total Returns	Ratio(a)
	One year	Inception(b)	Total
ERShares Non-US Small Cap ETF (ERSX) – Total Return (at Net Asset Value)(c)	1.55%	9.05%	0.75%
ERShares Non-US Small Cap ETF (ERSX) – Total Return (at Market Value)(d)	0.96%	8.86%	N/A
Entrepreneur Non-US Small Cap Index(e)	6.04%	15.26%	N/A
FTSE Global ex US Small Cap Index(f)	-5.97%	4.97%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-877-271-8811 or visit http://www.ershares.com.

*	The chart represents historical performance of a hypothetical investment of $10,000 in ERShares Non-US Small Cap ETF and represents the reinvestment of dividends and capital gains in the Fund.
(a)
The total expense ratio reflects the expense ratio as reported in the Fund’s Prospectus dated November 1, 2019. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2020 can be found in the Financial Highlights.

(b)	Commencement of operations December 27, 2018.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)
Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

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6

Management’s Discussion of Fund Performance (Continued)	June 30, 2020 (Unaudited)

(e)
The Entrepreneur Non-US Small Cap Index is constructed using a rules-based methodology that purchases equity securities of 50 non-U.S. companies, with a market capitalization between $300 million and $5 billion USD that have the highest rank based on Compensation, Ownership, Management, Revenue, Profitability and Company Statistics. Companies are not eligible to enter the Index until one year after their initial public offering or spin-off. An investor cannot invest directly in the index.

(f)
The FTSE Global ex US Small Cap Index is a market capitalization weighted index comprising small cap constituents in Developed and Emerging markets excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which captures 98% of the world’s investable market capitalization. An investor cannot invest directly in the index.

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7

Expense Examples	June 30, 2020 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested on January 1, 2020 and held through the period ended June 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of fund shares as described in the fund’s prospectus. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual	Hypothetical
	Beginning	Ending	Ending
	Account	Account	Account	Actual	Total	Hypothetical	Annualized
	Value	Value	Value	Expenses	Return	Expenses	Net Expense
Fund	1/1/20	6/30/20	6/30/20	Paid(1)	at NAV	Paid(1)(2)	Ratio
ERShares Entrepreneur 30 ETF	$1,000.00	$1,145.20	$1,022.43	$2.61	14.52%	$2.46	0.49%
ERShares Non-US Small Cap ETF	$1,000.00	$974.70	$1,021.13	$3.68	-2.53%	$3.77	0.75%

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one-half year period).
(2)	Represents the hypothetical 5% annual return before taxes.

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8

ERShares Entrepreneur 30 ETF	June 30, 2020

Schedule of Investments Summary Table (Unaudited)

Percentage of Investments
Communications	27.8%
Consumer Discretionary	21.6
Financials	10.7
Health Care	13.8
Technology	26.1
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Schedule of Investments

Shares		Fair Value
Common Stocks — 94.1%

Communications — 26.1%
7,196	Alphabet, Inc., Class A†	$10,204,287
38,639	Facebook, Inc., Class A†	8,773,757
14,674	Netflix, Inc.†	6,677,257
6,734	Roku, Inc.†	784,713
36,573	Twitter, Inc.†	1,089,510
13,867	VeriSign, Inc.†	2,868,112
		30,397,636

Consumer Discretionary — 20.4%
4,715	Amazon.com, Inc.†	13,007,836
6,459	Cintas Corp.	1,720,419
32,161	Copart, Inc.†	2,678,046
78,139	Las Vegas Sands Corp.	3,558,450
2,523	Tesla, Inc.†	2,724,361
		23,689,112

Financials — 10.1%
6,900	BlackRock, Inc.	3,754,221
10,684	FleetCor Technologies, Inc.†	2,687,347
41,471	Intercontinental Exchange, Inc.	3,798,744
14,000	Square, Inc., Class A†	1,469,160
		11,709,472

Health Care — 13.0%
5,092	Danaher Corp.	900,418
12,789	Masimo Corp.†	2,915,764
5,935	Regeneron Pharmaceuticals, Inc.†	3,701,363
16,408	ResMed, Inc.	3,150,336
26,140	Seattle Genetics, Inc.†	4,441,709
		15,109,590

Technology — 24.5%
3,330	Apple, Inc.	1,214,784
6,993	Arista Networks, Inc.†	1,468,740
10,470	EPAM Systems, Inc.†	2,638,545
23,685	Fortinet, Inc.†	3,251,240
10,432	Microsoft Corp.	2,123,016
13,950	NVIDIA Corp.	5,299,745
5,550	Okta, Inc.†	1,111,277
4,500	Paycom Software, Inc.†	1,393,785
19,714	Salesforce.com, Inc.†	3,693,023
53,399	SS&C Technologies Holdings, Inc.	3,015,976
14,194	Veeva Systems, Inc., Class A†	3,327,357
		28,537,488
Total Common Stocks
(Cost $85,132,789)		$109,443,298
Total Investments — 94.1%
(Cost $85,132,789)		$109,443,298
Other Assets less Liabilities — 5.9%		6,897,818
Net Assets — 100.0%		$116,341,116

†	Non-income producing security

(The accompanying notes are an integral part of these Financial Statements)

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9

ERShares Non-US Small Cap ETF	June 30, 2020

Schedule of Investments Summary Table (Unaudited)

Percentage of Investments
Communications	9.8%
Consumer Discretionary	25.6
Consumer Staples	5.4
Energy	3.2
Financials	16.8
Health Care	9.7
Industrials	4.0
Materials	1.6
Technology	23.9
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund’s total net assets.

Schedule of Investments

Shares		Fair Value
Common Stocks — 96.6%

Communications — 9.5%
5,574	51job, Inc. ADR†	$400,157
43,091	carsales.com, Ltd.	533,414
2,479,994	Plan B Media PCL	485,330
22,268	SEEK, Ltd.	340,674
3,136	Wix.com, Ltd.†	803,507
		2,563,082

Consumer Discretionary — 24.7%
128,500	Best World International, Ltd. (a)(b)	125,402
110,745	boohoo Group PLC†	567,115
1,743,923	Bosideng International
	Holdings, Ltd.	542,993
8,128	Cimpress PLC†	620,492
34,488	Dunelm Group PLC	508,090
35,000	Flight Centre Travel Group, Ltd.	273,598
103,792	Frasers Group PLC†	393,291
154,907	Harvey Norman Holdings, Ltd.	380,804
7,032	Jins Holdings, Inc.	428,414
93,186	Kogan.com, Ltd.	956,592
367,282	Nagacorp, Ltd.	428,453
15,235	Raksul, Inc.†	415,585
40,000	Spin Master Corp.†	722,747
42,907	S-Pool, Inc.	294,740
		6,658,316

Consumer Staples — 5.2%
22,109	Fancl Corp.	658,791
29,532	Fevertree Drinks PLC	748,617
		1,407,408

Energy — 3.1%
16,300	Continental Resources, Inc.	285,739
10,072	Geopark, Ltd.	98,605
3,176	Solaredge Technologies, Inc.†	440,765
		825,109

Financials — 16.2%
24,679	Afterpay, Ltd.†	1,065,826
55,000	Burford Capital, Ltd.	317,998
3,600	Enstar Group, Ltd.†	549,972
4,526	Euronet Worldwide, Inc.†	433,681
12,518	First National Financial Corp.	260,392
6,577	GMO Payment Gateway, Inc.	687,911
28,782	Noah Holdings, Ltd. ADR†	733,079
47,184	Tricon Capital Group, Inc.	318,012
		4,366,871

Health Care — 9.4%
488,356	3SBio, Inc.†	621,576
39,027	Abcam PLC	644,567
7,238	Cellavision AB†	218,338
435,005	China Medical
	System Holdings, Ltd.	514,441
7,086	CRISPR Therapeutics AG†	520,750
		2,519,672

Industrials — 3.8%
39,313	Homeserve PLC	635,570
26,111	Instalco AB	403,857
		1,039,427

(The accompanying notes are an integral part of these Financial Statements)

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10

ERShares Non-US Small Cap ETF	June 30, 2020

Schedule of Investments (Continued)

Shares		Fair Value
Common Stocks — (Continued)

Materials — 1.6%
790,403	Lee & Man Paper
	Manufacturing, Ltd.	$429,610

Technology — 23.1%
9,420	Akatsuki, Inc.	336,024
9,224	Audiocodes, Ltd.	293,231
890	BTS Group AB, Class B Shares	18,778
325	Craneware PLC (a)	6,854
3,724	CyberArk Software, Ltd.†	369,681
4,700	Devoteam SA	387,521
16,583	Frontier Developments PLC†	379,862
3,303	Globant SA†	494,955
458,320	Hi-P International, Ltd.	352,163
32,890	Pro Medicus, Ltd.	605,644
13,188	Radware, Ltd.†	311,105
24,010	Real Matters, Inc.†	468,315
6,170	SHIFT, Inc.†	630,082
11,209	Sinch AB†	964,692
1,307	Team17 Group PLC†	8,861
95,027	Technology One, Ltd.	582,356
		6,210,124
Total Common Stocks
(Cost $22,993,538)		$26,019,619
Total Investments — 96.6%
(Cost $22,993,538)		$26,019,619
Other Assets less Liabilities — 3.4%		906,776
Net Assets — 100.0%		$26,926,395

†	Non-income producing security
(a)	This security has been deemed illiquid and represents 0.49% of the Fund’s net assets.
(b)	This security was fair valued based upon procedures approved by the Board of Trustees and represents 0.47% of the Fund’s net assets.
ADR — American Depositary Receipt
PCL — Public Company Limited
PLC — Public Limited Company

Schedule of Investments Country of Risk Table (Unaudited)

		Percentage of
	Value	Fair Value
Argentina	$494,955	1.9%
Australia	4,738,908	18.2
Bermuda	549,972	2.1
Cambodia	428,453	1.6
Canada	1,769,466	6.8
Chile	98,605	0.4
China	2,269,253	8.7
France	387,521	1.5
Hong Kong	972,603	3.7
Ireland	620,492	2.4
Israel	2,218,289	8.5
Japan	3,451,547	13.3
Singapore	477,565	1.8
Sweden	1,605,665	6.2
Switzerland	520,750	2.0
Thailand	485,330	1.9
United Kingdom	3,892,827	15.0
United States	1,037,418	4.0
Total	$26,019,619	100.0%

(The accompanying notes are an integral part of these Financial Statements)

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11

Statements of Assets and Liabilities	June 30, 2020

	ERShares	ERShares
	Entrepreneur 30 ETF	Non-US Small Cap ETF
Assets:
Investments, at fair value (Cost $85,132,789 and $22,993,538)	$109,443,298	$26,019,619
Foreign currency, at fair value (Cost $— and $174,839)	—	177,977
Cash	6,942,760	732,778
Dividends and interest receivable	988	12,360
Reclaims receivable	—	27
Total Assets	116,387,046	26,942,761
Liabilities:
Accrued expenses:
Unified fee	45,930	16,366
Total Liabilities	45,930	16,366
Net Assets	$116,341,116	$26,926,395
Net Assets consist of:
Capital	$88,091,304	$26,524,704
Total distributable earnings	28,249,812	401,691
Net Assets	$116,341,116	$26,926,395
Net Assets:	$116,341,116	$26,926,395
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value):	5,500,000	1,600,000
Net Asset Value (offering and redemption price per share):	$21.15	$16.83

(The accompanying notes are an integral part of these Financial Statements)

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12

Statements of Assets Operations	For the year ended June 30, 2020

	ERShares	ERShares
	Entrepreneur 30 ETF	Non-US Small Cap ETF
Investment Income:
Dividend income (Net of foreign tax withholding of $— and $36,691)	$383,456	$354,019
Total Investment Income	383,456	354,019
Expenses:
Unified fee	422,710	190,753
Total Net Expenses	422,710	190,753
Net Investment Income (Loss)	(39,254)	163,266
Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) from investment transactions	7,745,054	(2,531,313)
Net realized gains (losses) from foreign currency transactions	—	(24,009)
Net realized gains on in-kind transactions	614,319	—
Change in unrealized appreciation on investments	11,499,544	2,809,285
Change in unrealized appreciation on foreign currency	—	1,482
Net Realized and Unrealized Gains (Losses) on Investments	19,858,917	255,445
Change in Net Assets Resulting From Operations	$19,819,663	$418,711

(The accompanying notes are an integral part of these Financial Statements)

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13

Statements of Changes in Net Assets

	ERShares Entrepreneur 30 ETF
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$(39,254)	$88,671
Net realized gains (losses) from investment and in-kind redemptions	8,359,373	(3,485,094)
Change in unrealized appreciation on investments	11,499,544	5,051,512
Change in net assets resulting from operations	19,819,663	1,655,089
Distributions to Shareholders:
Total distributions	(61,004)	(2,262,914)
Change in net assets from distributions	(61,004)	(2,262,914)
Capital Transactions:
Proceeds from shares issued	22,269,438	5,353,972
Cost of shares redeemed	(2,642,935)	(1,604,204)
Change in net assets from capital transactions	19,626,503	3,749,768
Change in net assets	39,385,162	3,141,943
Net Assets:
Beginning of year	76,955,954	73,814,011
End of year	$116,341,116	$76,955,954
Share Transactions:
Issued	1,250,000	300,000
Redeemed	(150,000)	(100,000)
Change in shares	1,100,000	200,000

(The accompanying notes are an integral part of these Financial Statements)

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14

Statements of Changes in Net Assets

	ERShares Non-US Small Cap ETF
		For the period
		December 27, 2018(a)
	Year Ended	through
	June 30, 2020	June 30, 2019
From Investment Activities:
Operations:
Net investment income	$163,266	$189,106
Net realized gains (losses) from investment and in-kind redemptions	(2,531,313)	4,557
Net realized gains (losses) from foreign currency transactions	(24,009)	623
Change in unrealized appreciation on investments	2,809,285	216,796
Change in unrealized appreciation on foreign currency	1,482	2,008
Change in net assets resulting from operations	418,711	413,090
Distributions to Shareholders:
Total distributions	(430,110)	—
Change in net assets from distributions	(430,110)	—
Capital Transactions:
Proceeds from shares issued	4,215,173	22,309,531
Cost of shares redeemed	—	—
Change in net assets from capital transactions	4,215,173	22,309,531
Change in net assets	4,203,774	22,722,621
Net Assets:
Beginning of period	22,722,621	—
End of period	$26,926,395	$22,722,621
Share Transactions:
Issued	250,000	1,350,000
Redeemed	—	—
Change in shares	250,000	1,350,000

(a)	Commencement of operations.

(The accompanying notes are an integral part of these Financial Statements)

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15

Financial Highlights

For a share outstanding for each period presented

												Ratio of
												Net
												Investment	Net
						Distributions					Ratio	Income	Assets
			Net			from Net		Net		Total	of Net	(Loss) to	at
	Net Asset	Net	Realized &	Total	Distributions	Realized		Asset		Return	Expenses	Average	End
	Value,	Investment	Unrealized	from	from Net	Gains from	Total	Value,	Total	at	to Net	Net	of	Portfolio
	Beginning	Income	Gains on	Investment	Investment	Investment	Distri-	End of	Return	Market	Assets	Assets	Period	Turnover
	of Period	(Loss)	Investments	Activities	Income	Transactions	butions	Period	(a)(b)	(a)(c)	(d)(e)	(d)(e)	(000’s)	(a)(f)(g)
ERShares Entrepreneur 30 ETF
Year Ended
June 30, 2020	$17.49	(0.01)	3.68	3.67	(0.01)	—	(0.01)	$21.15	21.03%	21.06%	0.49%	(0.05)%	$116,341	130%
Year Ended
June 30, 2019	$17.57	0.02	0.42	0.44	(0.03)	(0.49)	(0.52)	$17.49	3.14%	2.78%	0.49%	0.12%	$76,956	39%
November 7, 2017(h)
through
June 30, 2018	$15.00	0.03	2.55	2.58	(0.01)	—	(0.01)	$17.57	17.43%	17.76%	0.49%	0.25%	$73,814	32%
ERShares Non-US Small Cap ETF
Year Ended
June 30, 2020	$16.83	0.08	0.19	0.27	(0.27)	—	(0.27)	$16.83	1.55%	0.96%	0.75%	0.64%	$26,926	139%
December 27, 2018(h)
through
June 30, 2019	$15.00	0.14	1.69(i)	1.83	—	—	—	$16.83	12.22%	12.57%	0.75%	3.99%	$22,723	138%

(a)	Not annualized for periods less than one year.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)
Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(d)
The Funds operate under a “Unified Fee” structure under which the Advisor pays substantially all of the expenses for each Fund. Each Fund pays the Advisor the Unified Fee, an amount based on its average net assets, computed daily and paid monthly. ENTR pays the Advisor 0.49% of its net assets and ERSX pays the Advisor 0.75% of its net assets. Out of these fees, the Advisor pays substantially all of the Funds’ expenses.

(e)	Annualized for periods less than one year.
(f)	Excludes impact of in-kind transactions.
(g)
Given the abnormal market circumstances during the quarter ending June 30, 2020, as a result of the COVID-19 situation; ENTR had taken a temporary defensive approach. Implementing the temporary defensive measure resulted in the increase in portfolio turnover for ENTR. ENTR’s exposure to the Entrepreneur 30 Index had been reduced in line with the following guideline of the Prospectus “Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Entrepreneur 30 Index.”

(h)	Commencement of operations.
(i)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.

(The accompanying notes are an integral part of these Financial Statements)

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16

Notes to Financial Statements	June 30, 2020

(1)  Organization

EntrepreneurShares Series Trust™ (the “Trust”) was organized on July 1, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of five funds and is authorized to issue an unlimited number of shares of beneficial interest for each fund (“Shares”). The accompanying financial statements are those of the ERShares Entrepreneur 30 ETF and the ERShares Non-US Small Cap ETF (individually referred to as a “Fund” or collectively as the “Funds”). The Funds are exchange-traded funds whose investment objectives are to seek investment results that correspond (before fees and expenses) generally to the performance of their underlying indices, the Entrepreneur 30 Index and the Entrepreneur Non-US Small Cap Index, respectively. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The Funds are non-diversified and therefore may invest a greater percentage of their assets in fewer issuers than a diversified Fund. The assets of the Funds are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, of at least 50,000 Shares, (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Investment Valuations

The Funds hold their investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use fair value adjustment factors provided daily by an independent pricing vendor to value certain foreign equity securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE Arca. These securities are considered as Level 2 in the fair value hierarchy.

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Notes to Financial Statements (Continued)	June 30, 2020

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes or the last sale price where appropriate; otherwise, fair value will be determined in accordance with fair value procedures approved by the Board.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds may invest in American Depositary Receipts as well as other “hybrid” forms of depositary receipts, including Global Depositary Receipts. These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries, a portion of which may be reclaimable. The Funds may be subject to foreign taxes on capital gains on the sale of securities or foreign currency transactions. The Funds accrue foreign capital gains taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Such tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical assets.

Level 2 –	Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following table provides the fair value measurement as of June 30, 2020, while the breakdown, by category, of common stocks is disclosed in the Schedule of Investments for each Fund.

	Level 1	Level 2	Total Investments
ERShares Entrepreneur 30 ETF
Common Stocks(1)	$109,443,298	$—	$109,443,298
Total Investments	$109,443,298	$—	$109,443,298
ERShares Non-US Small Cap ETF
Common Stocks(1)	$8,125,182	$17,894,437	$26,019,619
Total Investments	$8,125,182	$17,894,437	$26,019,619

(1)	Please see the Schedule of Investments for industry classifications.

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Notes to Financial Statements (Continued)	June 30, 2020

B.  Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily.  Dividends, less foreign tax withholding, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C.  Cash

Idle cash may be swept into various overnight demand deposits and is classified as cash or foreign currency on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

D.  Dividends and Distributions to Shareholders

The Funds intend to distribute to their shareholders net investment income and net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to return of capital from investments.

E.  Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(3)  Investment Advisory and Other Contractual Services

A.  Investment Advisory Fees

Capital Impact Advisors, LLC (the “Advisor”) a related party, serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, a “Unified Fee”. The ERShares Entrepreneur 30 ETF pays 0.49% of the Fund’s average daily net assets, computed daily and paid monthly. The ERShares Non-US Small Cap ETF pays 0.75% of the Fund’s average daily net assets, computed daily and paid monthly. Out of the Unified Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Funds’ business. The Advisor’s Unified Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds.

B.  General

At June 30, 2020, certain officers of the Trust are officers, directors and/or trustees of the Advisor. Certain officers of the Trust were also employees of the Advisor. These officers were not compensated directly by the Funds.

(4)  Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended June 30, 2020 were as follows:

	Purchases	Sales
ERShares Entrepreneur 30 ETF	$107,438,030	$113,379,563
ERShares Non-US Small Cap ETF	33,806,431	32,505,511

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Notes to Financial Statements (Continued)	June 30, 2020

Purchases and sales of in-kind transactions for the year ended June 30, 2020 were as follows:

	Purchases	Sales
ERShares Entrepreneur 30 ETF	$21,728,293	$2,625,041
ERShares Non-US Small Cap ETF	3,801,826	—

(5)  Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs the Funds incur to issue or redeem Creation Units. The standard transaction fee charge is $250.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the year ended June 30, 2020, the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) as follows:

	Shares	Fair Value
ERShares Entrepreneur 30 ETF	165,133	$21,728,293
ERShares Non-US Small Cap ETF	1,491,855	3,801,826

(6)  Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

As of June 30, 2020, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
	of Securities	Appreciation	Depreciation	(Depreciation)
ERShares Entrepreneur 30 ETF	$85,945,080	$24,169,811	$(671,593)	$23,498,218
ERShares Non-US Small Cap ETF	24,027,695	3,572,013	(1,576,598)	1,995,415

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales.

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Notes to Financial Statements (Continued)	June 30, 2020

The tax character of distributions paid during the fiscal year ended June 30, 2020 were as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Total
	Income	Capital Gains	Distributions	Distributions Paid
ERShares Entrepreneur 30 ETF	$—	$61,004	$61,004	$61,004
ERShares Non-US Small Cap ETF	430,110	—	430,110	430,110

The tax character of distributions paid during the fiscal year/period ended June 30, 2019 were as follows:

Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Total
	Income	Capital Gains	Distributions	Distributions Paid
ERShares Entrepreneur 30 ETF	$2,257,366	$5,548	$2,262,914	$2,262,914
ERShares Non-US Small Cap ETF	—	—	—	—

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated		Total
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Other Losses	Appreciation	Earnings
ERShares Entrepreneur 30 ETF	$—	$4,751,594	$4,751,594	$—	$23,498,218	$28,249,812
ERShares Non-US Small Cap ETF	137,270	—	137,270	(1,730,994)	1,995,415	401,691

Permanent Tax Differences:

As of June 30, 2020, the following reclassifications relating primarily to redemptions in kind, net operating losses, distribution reclasses, and Passive Foreign Investment Companies have been made to increase (decrease) such accounts with offsetting adjustments as indicated:

	Accumulated Undistributed	Accumulated Net Realized	Paid in
	Net Investment Income (Loss)	Gains (Losses) On Investments	Capital
ERShares Entrepreneur 30 ETF	$100,258	$(523,335)	$423,077
ERShares Non-US Small Cap ETF	179,326	(179,326)	—

As of the year ended June 30, 2020, the Funds have a net capital loss carryforward (“CLCF”) as summarized in the table below. This CLCF is not subject to expiration:

	Short-Term	Long-Term
	Amount	Amount	Total
ERShares Entrepreneur 30 ETF	$—	$—	$—
ERShares Non-US Small Cap ETF	(1,458,554)	(272,440)	(1,730,994)

(7)  Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

The prices of the securities, particularly the common stocks, in which the Funds invest may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of a Fund’s holdings to fall as part of a broad market decline. In addition, certain unanticipated events, such as natural disasters, pandemics, epidemics, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by a Fund.

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Notes to Financial Statements (Continued)	June 30, 2020

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

(8)  Recently Issued Accounting Standards

In August, 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to, and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years with early adoption permitted. The Funds have early adopted certain disclosures of ASU 2018-13 as permitted by the standard.

(9)  Subsequent Events

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds; performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

(10)  Change in Independent Public Accountant

On March 25, 2020, the Trust, by action of the Audit Committee of the Board and on behalf of each series of the Trust, approved BBD, LLP (“BBD”) to serve as the independent registered public accounting firm to audit the financial statements of all series of the Trust for fiscal year ending June 30, 2020. Previously, RSM US LLP (“RSM”) served as the independent registered public accounting firm to the Trust.

RSM’s report on the financial statements for the Funds for the fiscal years ending June 30, 2019 and 2018 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During the June 30, 2019 and 2018 fiscal years and the interim period of July 1, 2019, through March 25, 2020 (the “Interim Period”), there were no (i) disagreements with RSM on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of RSM, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such years, nor (ii) “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the June 30, 2019 and 2018 fiscal years and the Interim Period, neither the Funds nor anyone on behalf of the Funds had consulted BBD, LLP on items that concerned (a) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on an Fund’s financial statements, or (b) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K). The selection of BBD, LLP does not reflect any disagreements or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of RSM.

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Report of Independent Registered Public Accounting Firm	June 30, 2020

To the Board of Trustees of EntrepreneurShares Series Trust and the Shareholders of ERShares Entrepreneur 30 ETF and ERShares Non-US Small Cap ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ERShares Entrepreneur 30 ETF and ERShares Non-US Small Cap ETF, each a series of shares of beneficial interest in EntrepreneurShares Series Trust (the “Funds”), including the schedules of investments, as of June 30, 2020, and the related statements of operations, changes in net assets and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2020, and the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. The statements of changes in net assets and the financial highlights noted in the table below, were audited by other auditors, whose report dated August 29, 2019, expressed an unqualified opinion on such financial statements and financial highlights.

ERShares Entrepreneur 30 ETF
Statements of Changes in Net Asset for the year ended June 30, 2019 and Financial Highlights for the year ended June 30, 2019 and the period from November 7, 2017 (commencement of operations) to June 30, 2018

ERShares Non-US Small Cap ETF	Statement of Changes in Net Assets and Financial Highlights for the period from December 27, 2018 (commencement of operations) to June 30, 2019

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2020 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the EntrepreneurShares Series Trust since 2020.

Philadelphia, Pennsylvania
August 27, 2020

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Additional Information	June 30, 2020 (Unaudited)

ADDITIONAL FEDERAL INCOME TAX INFORMATION

For the fiscal year ended June 30, 2020, distributions paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.

For the taxable year ended June 30, 2020, the percentages of Qualified Dividend Income are as follows:

Qualified Dividend Income
ERShares Entrepreneur 30 ETF	—
ERShares Non-US Small Cap ETF	40.32%

The Funds declared long-term distributions of realized gains as follows:

Long-Term Capital Gains
ERShares Entrepreneur 30 ETF	$61,004
ERShares Non-US Small Cap ETF	—

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Additional Information (Continued)	June 30, 2020 (Unaudited)

PREMIUM/DISCOUNT INFORMATION

The chart below presents information about differences between the per share net asset value (“NAV”) of the Fund and the market trading price of shares of the Fund. For these purposes, the “market price” is the composite close for Fund shares as of the close of trading on all exchanges where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange-traded funds, the market price of Fund shares is typically slightly higher or lower than a Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

ERShares Entrepreneur 30 ETF	Calendar Year ended		Second Calendar Quarter
	December 31, 2019		ended June 30, 2020
	Number of	Percentage of	Number of	Percentage of
Premium/Discount Range	Days	Total Days	Days	Total Days
Greater than 2.0%	59	23.41	—	—
Greater than 1.5% and Less than 2.0%	6	2.38	—	—
Greater than 1.0% and Less than 1.5%	6	2.38	—	—
Greater than 0.5% and Less than 1.0%	12	4.76	—	—
Between 0.5% and -0.5%	79	31.35	61	98.39
Less than -0.5% and Greater than -1.0%	9	3.57	—	—
Less than -1.0% and Greater than -1.5%	10	3.97	—	—
Less than -1.5% and Greater than -2.0%	17	6.75	—	—
Less than -2.0%	54	21.43	1	1.61
	252	100.00%	62	100.00%

ERShares Non-US Small Cap ETF	Calendar Year ended		Second Calendar Quarter
	December 31, 2019		ended June 30, 2020
	Number of	Percentage of	Number of	Percentage of
Premium/Discount Range	Days	Total Days	Days	Total Days
Greater than 2.0%	27	10.71	3	4.84
Greater than 1.5% and Less than 2.0%	14	5.56	—	—
Greater than 1.0% and Less than 1.5%	21	8.33	2	3.23
Greater than 0.5% and Less than 1.0%	15	5.95	13	20.97
Between 0.5% and -0.5%	74	29.36	29	46.77
Less than -0.5% and Greater than -1.0%	10	3.97	3	4.84
Less than -1.0% and Greater than -1.5%	14	5.56	1	1.61
Less than -1.5% and Greater than -2.0%	14	5.56	3	4.84
Less than -2.0%	63	25.00	8	12.90
	252	100.00%	62	100.00%

Annual Shareholder Report
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Additional Information (Continued)	June 30, 2020 (Unaudited)

ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

		Term of		# of
		Office(1)		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
Name, Address	Held with	of Time	During Past	Overseen	Trustee During
and Birth Year	Trust	Served	5 Years	by Trustee	Past 5 Years
Non-Interested Trustees
Charles Aggouras
175 Federal St,
Suite #875
Boston, MA 02110		Since	Real estate investment
Birth Year: 1967	Trustee	2018	and development	5	None
Private Investor;

George R. Berbeco			Former President – Devon
175 Federal St,			Group and General Partner –
Suite #875			Devon Capital Partners,		Director – Bay
Boston, MA 02110		Since	LP. (commodity trading)		Colony Development
Birth Year: 1944	Trustee	2010	(2005 to 2009)	5	Corporation.
Interested Trustees
Member and principal of
EntrepreneurShares, LLC and
Seaport Global Advisors, LLC
since 2010;

Member and founding partner
Joel M. Shulman, CFA(2)			of Capital Impact Advisors,
175 Federal St,			LLC since 2013;
Suite #875
Boston, MA 02110	President	Since	Tenured professor at
Birth Year: 1955	and Trustee	2010	Babson College	5	None

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.
(2)	Dr. Shulman is considered an interested Trustee within the meaning of the 1940 Act because of his affiliation with the Advisors and Sub-Advisor.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge, upon request by calling the Funds toll free at 1-877-271-8811 or by visiting the SEC’s website (http://www.sec.gov).

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (or any successor form). These filings are available on the SEC’s website www.sec.gov. In addition, the Funds’ Form N-PORT is available without charge, upon request, by calling 1-877-271-8811.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-271-8811, and (2) on the SEC’s website at www.sec.gov.

Annual Shareholder Report
26

Privacy Policy (Unaudited)

As part of the EntrepreneurShares fund family long tradition of trust, the confidentiality of personal information is paramount. We maintain high standards to safeguard your personal information. We will remain vigilant and professional in protecting that information and in using it in a fair and lawful manner. As part of this commitment to fulfilling your trust we have formulated this Privacy Policy.

Safeguarding Customer Information and Documents

To conduct regular business, we may collect nonpublic personal information from sources such as:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerances;

•	Account History, including information about the transactions and balances in a customer’s account; and

•
Correspondence, written, telephonic, or electronic between a customer and Seaport Global Advisors, LLC; Capital Impact Advisors, LLC; EntrepreneurShares, LLC, and/or any EntrepreneurShares Mutual Fund or Exchange-Traded Fund product; such as, ERShares Global Fund, ERShares US Large Cap Fund, ERShares US Small Cap, ERShares Entrepreneur 30 ETF, ERShares Non-US Small Cap ETF, or service providers to Seaport Global Advisors, Capital Impact, EntrepreneurShares, and/or EntrepreneurShares’ Funds.

To conduct regular business, we collect non-public customer data in checklists, forms, in written notations, and in documentation provided to us by our customers for evaluation, registration, licensing or related consulting services. We also create internal lists of such data.

EntrepreneurShares will internally safeguard your nonpublic personal information by restricting access to only those employees who provide products or services to you or those who need access to your information to service your account. In addition, we will maintain physical, electronic and procedural safeguards that meet federal and/or state standards to guard your nonpublic personal information. Failure to observe EntrepreneurShares’ procedures regarding customer and consumer privacy will result in discipline and may lead to termination.

Sharing Nonpublic Personal and Financial Information

As the Firm shares nonpublic information solely to service our client accounts, we do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law or otherwise disclosed herein.

EntrepreneurShares is committed to the privacy and protection of our customers’ personal and financial information. We will not share any such information with any affiliated or nonaffiliated third party except:

•	When necessary to complete transactions in a customer account, such as clearing firm.
•	When required to service and/or maintain your account.
•	In order to resolve a customer dispute or inquiry.
•	With persons acting in a fiduciary or representative capacity on behalf of the customer.
•	With rating agencies, persons assessing compliance with industry standards, or to the attorneys, accountants and auditors of the firm.
•	In connection with any sale and / or merger of EntrepreneurShares’ business.
•	To prevent or protect against actual or potential fraud, identity theft, unauthorized transactions, claims or other liability.
•	To comply with all federal, state or local laws, rules, statutes and other applicable legal requirements.
•
In connection with a written agreement to provide advisory services or investment management when the information is released solely for the purpose of providing products or services covered by pursuant to the EntrepreneurShares’ Wrap Fee Program.

•	Upon the customer’s specific instruction, consent or request.

Note: When we share your nonpublic information with any third party for the reasons listed above, we make certain that there are written restrictions in place regarding the use and/or disclosure of said information.

Opt-Out Provisions

It is not a policy of EntrepreneurShares to share nonpublic personal and financial information with affiliated or unaffiliated third parties except under the circumstances noted above. Since sharing under the circumstances noted above is necessary to service customer accounts or is mandated by law, there are no allowances made for clients to opt out.

Annual Shareholder Report

27

Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite #875
Boston, MA 02110

Index Sponsor
EntrepreneurShares LLC
175 Federal Street, Suite #875
Boston, MA 02110

Independent Registered Public Accounting Firm
BBD LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Custodian
Citibank, N.A.
111 Wall Street
New York, NY 10005

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Accountant, Transfer Agent and Dividend Disbursing Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

This report should be accompanied or preceded by a prospectus.

Item 2. Code of Ethics.

The registrant has adopted a Code of Ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its Code of Ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the Code of Ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.  You may also receive a copy of the registrant’s Code of Ethics, upon request, by mail, by calling the registrant at 1-877-271-8811.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including a review of excise tax calculation and annual distribution requirements. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2020 BBD LLP	FYE 6/30/2019 RSM US LLP
Audit Fees	$56,000	$80,250
Audit-Related Fees	$0	$0
Tax Fees	$15,000	$15,200
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed for the fiscal year ended June 30, 2020 and for the fiscal year ended June 30, 2019 applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2020 BBD LLP	FYE 6/30/2019 RSM US LLP
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2020 BBP LLP	FYE 6/30/2019 RSM US LLP
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Exchange Act.  All of the Board’s independent Trustees, Charles Aggouras and George R. Berbeco, are members of the Audit Committee.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

For the purposes of this Item, there have not been any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  EntrepreneurShares Series Trust

By (Signature and Title)*  /s/ Dr. Joel M. Shulman
Dr. Joel M. Shulman, President (Principal Executive Officer)

Date  September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Dr. Joel M. Shulman
Dr. Joel M. Shulman, President (Principal Executive Officer)

Date  September 4, 2020

By (Signature and Title)*  /s/ Mihai Prisacariu
Mihai Prisacariu, Chief Compliance Officer (Principal Financial Officer)

Date  September 4, 2020

* Print the name and title of each signing officer under his or her signature.